UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2013*

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund and MFS Emerging Markets Debt Local Currency Fund

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

January 31, 2013

MFS® EMERGING MARKETS DEBT FUND

EMD-SEM

MFS® EMERGING MARKETS DEBT FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

Global financial markets began 2013 with greater optimism. U.S. and Asian economic trends have turned more positive. Europe continues to struggle through its economic slump. However, even there, sentiment has improved. The U.S. Congress averted its year-end fiscal cliff, but a degree of uncertainty remains regarding upcoming negotiations over spending cuts and the debt ceiling. The U.S. Federal Reserve Board is continuing its accommodative monetary easing, while the U.S. housing and job markets have made steady gains. Corporate profits have been resilient, and investors have demonstrated increased tolerance for risk.

Overseas, the eurozone remains in a broad contraction, with economic output receding in France as well as Italy and Spain. However, large-scale early repayments of European Central

Bank loans by banks and Germany’s strong rebound in manufacturing activity are encouraging signs. In Asia, both China and Japan appear to be in the early stages of a turnaround. China’s economic activity has picked up from last year’s relative slowdown, and Japan’s sharp devaluation of the yen, an important anti-deflationary measure, seems to be having its desired impact: Japanese stocks have soared, corporate profits are rising and confidence is returning among consumers, businesses and investors.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 18, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Sovereign Emerging Markets	52.8%
Other Government Entity-Emerging Markets Quasi Government	22.3%
Corporate Bonds	17.5%
U.S. Government Securities Hedge (t)	2.6%
Sovereign Developed Markets	0.6%
Supranational	0.2%
Other Government Entity-Developed Markets Quasi Government	0.1%

Composition including fixed income credit quality (a)(i)
AA	0.5%
A	4.8%
BBB	41.0%
BB	25.2%
B	19.0%
CCC	0.2%
CC	0.5%
U.S. Government	1.0%
Not Rated	3.9%
Cash & Other	3.9%

Portfolio facts (i)
Average Duration (d)	7.0
Average Effective Maturity (m)	11.5 yrs.

Issuer country weightings (i)(x)
Russia	13.2%
Venezuela	11.5%
Turkey	10.0%
Mexico	9.7%
Brazil	7.2%
Indonesia	6.6%
United States	6.5%
Philippines	4.5%
Peru	2.6%
Other Countries	28.2%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds U.S. Treasury bonds, U.S. Treasury futures contracts and purchased put options on U.S. Treasury futures contracts with a bond equivalent exposure of 2.6%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 1/31/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2012 through January 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2012 through January 31, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/12	Ending Account Value 1/31/13	Expenses Paid During Period (p) 8/01/12-1/31/13
A	Actual	1.06%	$1,000.00	$1,058.75	$5.50
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
B	Actual	1.81%	$1,000.00	$1,054.03	$9.37
	Hypothetical (h)	1.81%	$1,000.00	$1,016.08	$9.20
C	Actual	1.81%	$1,000.00	$1,054.07	$9.37
	Hypothetical (h)	1.81%	$1,000.00	$1,016.08	$9.20
I	Actual	0.81%	$1,000.00	$1,059.48	$4.20
	Hypothetical (h)	0.81%	$1,000.00	$1,021.12	$4.13
R1	Actual	1.81%	$1,000.00	$1,054.03	$9.37
	Hypothetical (h)	1.81%	$1,000.00	$1,016.08	$9.20
R2	Actual	1.31%	$1,000.00	$1,057.31	$6.79
	Hypothetical (h)	1.31%	$1,000.00	$1,018.60	$6.67
R3	Actual	1.06%	$1,000.00	$1,058.08	$5.50
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
R4	Actual	0.81%	$1,000.00	$1,059.39	$4.20
	Hypothetical (h)	0.81%	$1,000.00	$1,021.12	$4.13
R5	Actual	0.74%	$1,000.00	$1,059.79	$3.84
	Hypothetical (h)	0.74%	$1,000.00	$1,021.48	$3.77

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 90.7%
Issuer	Shares/Par	Value ($)
Angola - 0.3%
Northern Lights III B.V., 7%, 2019	$18,915,000	$21,326,663

Argentina - 1.9%
Republic of Argentina, 2.5%, to 2019, 3.75% to 2029, 5.25% to 2038	$104,368,000	$34,702,360
Republic of Argentina, 7%, 2017	8,660,164	6,873,719
Republic of Argentina, 7%, 2015	62,757,000	53,750,605
Republic of Argentina, FRN, 8.28%, 2033	54,865,407	33,330,735

		$128,657,419
Brazil - 6.5%
Banco do Brasil S.A., 5.875%, 2023	$1,900,000	$2,056,750
Banco do Brasil S.A., 5.875%, 2023 (n)	15,215,000	16,470,238
Banco do Brasil S.A., 3.875%, 2022	11,989,000	11,869,110
Banco do Brasil S.A., 5.875%, 2022	2,556,000	2,741,310
Banco do Brasil S.A., FRN, 6.25%, 2049 (z)	17,485,000	17,353,863
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	28,846,000	31,730,600
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	15,993,000	16,472,790
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	15,167,000	15,697,845
Caixa Economica Federal, 3.5%, 2022 (n)	14,324,000	14,252,380
Cielo S.A., 3.75%, 2022 (n)	19,491,000	18,779,579
Cosan Ltd., 7%, 2017	12,723,000	14,567,835
Federative Republic of Brazil, 5.625%, 2041	17,109,000	20,676,227
Federative Republic of Brazil, 8.25%, 2034	18,643,000	29,502,548
Fibria Overseas Finance Ltd., 6.75%, 2021	6,189,000	6,807,900
Fibria Overseas Finance Ltd., 7.5%, 2020	6,082,000	6,690,200
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049	15,556,000	16,917,150
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	6,747,000	7,337,363
Globo Comunicacoes e Participacoes S.A., 4.875%, 2022 (n)	4,895,000	5,360,025
Marfrig Holding Europe B.V., 9.875%, 2017 (z)	13,905,000	13,696,425
Marfrig Overseas Ltd., 9.5%, 2020	6,033,000	5,746,433
Minerva Luxembourg S.A., 7.75%, 2023 (z)	17,687,000	18,129,175
Odebrecht Finance Ltd., 5.125%, 2022 (n)	7,998,000	8,617,845
Odebrecht Finance Ltd., 7.125%, 2042 (n)	17,743,000	20,537,523
Petrobras International Finance Co., 6.75%, 2041	13,094,000	15,304,503
Petrobras International Finance Co., 5.375%, 2021	20,660,000	22,635,468
Petrobras International Finance Co., 7.875%, 2019	23,759,000	29,267,310

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Brazil - continued
Qgog Constellation S.A., 6.25%, 2019 (n)	$19,052,000	$20,099,860
Rearden G Holdings Eins GmbH, 7.875%, 2020	9,231,000	10,154,100
State of Santa Catarina, 4%, 2022	11,548,000	12,402,552
Vale Overseas Ltd., 4.375%, 2022	15,869,000	16,390,265

		$448,265,172
Canada - 0.4%
First Quantum Minerals Ltd., 7.25%, 2019 (n)	$13,676,000	$13,915,330
IAMGOLD Corp., 6.75%, 2020 (n)	11,223,000	10,998,540
IAMGOLD Corp., 6.75%, 2020	5,519,000	5,408,620

		$30,322,490
Chile - 1.8%
Automotores Gildemeister S.A., 6.75%, 2023 (z)	$3,666,000	$3,794,310
Automotores Gildemeister S.A., 8.25%, 2021 (n)	8,013,000	8,894,430
Automotores Gildemeister S.A., 8.25%, 2021	7,336,000	8,142,960
Banco de Credito Inversion, 3%, 2017 (n)	9,988,000	10,198,577
Cencosud S.A., 4.875%, 2023 (n)	16,719,000	17,127,663
CorpBanca, 3.125%, 2018	20,368,000	20,259,683
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	5,708,000	6,007,841
Corporacion Nacional del Cobre de Chile, 3.75%, 2020	800,000	842,024
E.CL S.A., 5.625%, 2021	6,708,000	7,592,135
Empresa Nacional del Petroleo, 5.25%, 2020 (n)	2,649,000	2,882,663
Empresa Nacional del Petroleo, 6.25%, 2019	6,992,000	7,955,085
Empresa Nacional del Petroleo, 4.75%, 2021	1,000,000	1,052,649
Empresa Nacional del Petroleo, 4.75%, 2021 (n)	6,814,000	7,172,750
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020	10,097,000	11,452,724
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	9,697,000	10,999,016

		$124,374,510
China - 2.0%
Baidu, Inc., 3.5%, 2022	$16,918,000	$16,457,441
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	18,999,000	19,808,433
CNOOC Finance (2012) Ltd., 5%, 2042 (n)	8,183,000	9,081,019
CNPC General Capital Ltd., 3.95%, 2022 (n)	17,747,000	18,939,084
Country Garden Holdings Co. Ltd., 7.5%, 2023 (z)	5,617,000	5,707,995
Hyva Global B.V., 8.625%, 2016 (n)	7,035,000	6,823,950
Hyva Global B.V., 8.625%, 2016	9,296,000	9,017,120
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	19,405,000	20,479,804
Sinopec Group Overseas Development (2012) Ltd., 4.875%, 2042 (n)	13,891,000	15,227,967
Tencent Holdings Ltd., 3.375%, 2018 (n)	17,771,000	18,216,092

		$139,758,905

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Colombia - 2.1%
Bancolombia S.A., 5.125%, 2022		$16,293,000	$16,863,255
Bancolombia S.A., 5.95%, 2021		3,545,000	4,094,475
Ecopetrol S.A., 7.625%, 2019		14,830,000	18,908,250
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)		5,196,000	5,897,460
Empresa de Telecomunicaciones de Bogota S.A., 7%, 2023 (z)	COP	23,066,000,000	13,511,606
Grupo Aval Ltd., 4.75%, 2022 (n)		$14,781,000	15,039,668
Grupo Aval Ltd., 5.25%, 2017 (n)		5,240,000	5,606,800
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)		20,145,000	23,489,070
Republic of Colombia, 4.375%, 2021		1,936,000	2,170,256
Republic of Colombia, 6.125%, 2041		15,841,000	20,276,480
Republic of Colombia, 7.375%, 2037		4,014,000	5,840,370
Republic of Colombia, 8.125%, 2024		6,275,000	9,161,500

			$140,859,190
Costa Rica - 0.1%
Republic of Costa Rica, 4.25%, 2023 (n)		$7,759,000	$7,952,975

Cote d’Ivoire - 0.5%
Ivory Coast, 5.75%, 2032		$35,909,000	$34,293,095

Croatia - 1.1%
Agrokor d.d., 8.875%, 2020 (n)		$11,583,000	$13,016,396
Republic of Croatia, 6.625%, 2020		11,741,000	13,443,445
Republic of Croatia, 6.25%, 2017 (n)		13,950,000	15,345,000
Republic of Croatia, 6.375%, 2021		31,715,000	35,837,950

			$77,642,791
Dominican Republic - 0.7%
Banco de Reservas de La Republica Dominicana, 7%, 2023 (z)		$17,135,000	$17,349,188
Dominican Republic, 7.5%, 2021		3,019,000	3,441,660
Dominican Republic, 7.5%, 2021 (n)		9,697,000	11,054,580
Dominican Republic, 8.625%, 2027		14,828,000	18,164,300

			$50,009,728
El Salvador - 0.3%
Republic of El Salvador, 7.375%, 2019		$500,000	$589,750
Republic of El Salvador, 7.375%, 2019 (n)		3,416,000	4,029,172
Republic of El Salvador, 7.75%, 2023		6,263,000	7,640,860
Republic of El Salvador, 5.875%, 2025 (n)		7,867,000	8,319,353
Republic of El Salvador, 5.875%, 2025		800,000	846,000

			$21,425,135

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Georgia - 0.1%
JSC Georgian Railway, 7.75%, 2022 (n)	$3,903,000	$4,566,510
Republic of Georgia, 6.875%, 2021 (n)	3,795,000	4,478,100

		$9,044,610
Guatemala - 0.6%
Industrial Senior Trust, 5.5%, 2022 (n)	$15,373,000	$15,526,730
Republic of Guatemala, 5.75%, 2022 (n)	24,757,000	28,284,873

		$43,811,603
Hungary - 0.7%
Magyar Export-Import Bank, 5.5%, 2018 (z)	$24,091,000	$25,029,559
Republic of Hungary, 7.625%, 2041	4,220,000	4,926,850
Republic of Hungary, 6.375%, 2021	13,952,000	15,207,680
Republic of Hungary, 6.25%, 2020	4,337,000	4,759,858

		$49,923,947
Iceland - 0.6%
Republic of Iceland, 5.875%, 2022	$15,722,000	$17,783,154
Republic of Iceland, 5.875%, 2022 (n)	18,384,000	20,794,142

		$38,577,296
Indonesia - 6.3%
Indo Energy Finance II B.V., 6.375%, 2023 (z)	$6,132,000	$6,254,640
Listrindo Capital B.V., 6.95%, 2019 (n)	8,786,000	9,798,261
Majapahit Holding B.V., 7.75%, 2020	17,795,000	22,154,775
Majapahit Holding B.V., 7.75%, 2020 (n)	2,058,000	2,562,210
Majapahit Holding B.V., 7.75%, 2016	2,695,000	3,159,888
Pertamina PT, 6.5%, 2041 (n)	3,717,000	4,255,965
Pertamina PT, 5.25%, 2021 (n)	5,636,000	6,199,600
Pertamina PT, 5.25%, 2021	7,867,000	8,653,700
Pertamina PT, 4.875%, 2022	16,579,000	17,822,425
Pertamina PT, 6%, 2042	8,132,000	8,782,560
Pertamina PT, 6%, 2042 (n)	20,507,000	22,147,560
Pertamina PT, 4.875%, 2022 (n)	19,522,000	20,986,150
PT Perusahaan Listrik Negara, 5.25%, 2042 (n)	8,714,000	8,626,860
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	11,482,000	12,802,430
PT Perusahaan Listrik Negara, 5.5%, 2021	10,064,000	11,221,360
Republic of Indonesia, 4.875%, 2021 (n)	40,849,000	46,159,370
Republic of Indonesia, 5.875%, 2020	33,353,000	39,690,070
Republic of Indonesia, 5.875%, 2020 (n)	7,681,000	9,140,390
Republic of Indonesia, 11.625%, 2019	7,716,000	11,496,840
Republic of Indonesia, 11.625%, 2019 (n)	5,499,000	8,193,510
Republic of Indonesia, 6.875%, 2018	16,134,000	19,420,496
Republic of Indonesia, 6.875%, 2018 (n)	1,208,000	1,454,070

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Indonesia - continued
Republic of Indonesia, 8.5%, 2035	$11,867,000	$18,215,845
Republic of Indonesia, 3.75%, 2022 (n)	12,097,000	12,671,608
Republic of Indonesia, 3.75%, 2022	15,834,000	16,586,115
Republic of Indonesia, 4.875%, 2021	70,969,000	80,194,970

		$428,651,668
Israel - 0.1%
Altice Financing S.A., 7.875%, 2019 (z)	$459,000	$492,966
Israel Electric Corp. Ltd., 6.7%, 2017 (n)	5,111,000	5,647,655

		$6,140,621
Jamaica - 0.3%
Digicel Group Ltd., 8.25%, 2017 (n)	$4,779,000	$5,065,740
Digicel Group Ltd., 8.25%, 2020 (n)	12,890,000	14,372,350
Digicel Group Ltd., 8.25%, 2017	3,413,000	3,617,780

		$23,055,870
Kazakhstan - 1.4%
Development Bank of Kazakhstan, 4.125%, 2022 (n)	$36,512,000	$37,333,520
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 2017	19,408,000	21,494,360
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)	22,061,000	27,521,098
Kazatomprom, 6.25%, 2015 (n)	7,325,000	7,837,750
Kazatomprom, 6.25%, 2015	650,000	695,500

		$94,882,228
Latvia - 0.6%
Republic of Latvia, 5.25%, 2017	$3,315,000	$3,673,020
Republic of Latvia, 5.25%, 2021	15,742,000	17,906,525
Republic of Latvia, 5.25%, 2017 (n)	16,608,000	18,401,664

		$39,981,209
Lithuania - 0.8%
Republic of Lithuania, 6.125%, 2021 (n)	$17,474,000	$21,012,485
Republic of Lithuania, 6.625%, 2022	2,000,000	2,490,000
Republic of Lithuania, 6.625%, 2022 (n)	22,170,000	27,601,650
Republic of Lithuania, 6.125%, 2021	3,976,000	4,781,140

		$55,885,275
Malaysia - 1.0%
Petronas Capital Ltd., 5.25%, 2019	$45,105,000	$53,052,140
Petronas Capital Ltd., 5.25%, 2019 (n)	7,725,000	9,086,083
Petronas Capital Ltd., 7.875%, 2022	6,404,000	9,025,260

		$71,163,483

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mexico - 9.4%
America Movil S.A.B. de C.V., 6.45%, 2022	MXN	150,930,000	$12,583,885
Banco Santander S.A., 4.125%, 2022 (n)		$13,005,000	13,135,050
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)		6,732,000	7,708,140
BBVA Bancomer S.A. de C.V., 6.75%, 2022		9,219,000	10,740,135
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		14,251,000	16,602,415
CEMEX Finance LLC, 9.5%, 2016		9,346,000	9,976,855
CEMEX S.A.B. de C.V., 9%, 2018		2,314,000	2,499,120
CEMEX S.A.B. de C.V., 9%, 2018 (n)		4,202,000	4,538,160
CEMEX S.A.B. de C.V., 9.25%, 2020		6,507,000	6,995,025
Comision Federal de Electricidad, 4.875%, 2021 (n)		14,446,000	16,035,060
Comision Federal de Electricidad, 5.75%, 2042 (n)		14,436,000	16,023,960
Comision Federal de Electricidad, 4.875%, 2021		2,900,000	3,219,000
Empresas ICA, S.A.B. de C.V., 8.375%, 2017 (n)		6,564,000	6,859,380
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022		4,908,000	5,328,360
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		10,445,000	11,339,593
Grupo KUO S.A.B de C.V., 6.25%, 2022 (n)		12,432,000	13,457,640
Grupo Posadas S.A. de C.V., 7.875%, 2017 (n)		14,881,000	15,773,860
Mexichem S.A.B. de C.V., 6.75%, 2042		8,796,000	9,807,540
Mexichem S.A.B. de C.V., 4.875%, 2022 (n)		7,458,000	7,858,868
Mexichem S.A.B. de C.V., 6.75%, 2042 (n)		4,033,000	4,496,795
Pemex Project Funding Master Trust, 6.625%, 2038		8,401,000	10,144,208
Pemex Project Funding Master Trust, 5.75%, 2018		13,231,000	15,248,728
Pemex Project Funding Master Trust, 6.625%, 2035		31,847,000	38,455,253
Petroleos Mexicanos, 5.5%, 2021		19,203,000	22,035,443
Petroleos Mexicanos, 6%, 2020		16,414,000	19,286,450
Petroleos Mexicanos, 5.5%, 2044		5,499,000	5,650,223
Petroleos Mexicanos, 5.5%, 2044 (n)		9,643,000	9,908,183
Petroleos Mexicanos, 6.5%, 2041		15,933,000	18,761,108
Petroleos Mexicanos, 3.5%, 2023 (z)		16,160,000	15,836,800
Sigma Alimentos S.A., 5.625%, 2018 (n)		3,369,000	3,823,815
Sigma Alimentos S.A., 5.625%, 2018		1,026,000	1,164,510
United Mexican States, 5.75%, 2110		39,123,000	43,719,953
United Mexican States, 5.125%, 2020		102,181,000	119,551,770
United Mexican States, 5.95%, 2019		13,136,000	15,894,560
United Mexican States, 6.05%, 2040		23,414,000	29,326,035
United Mexican States, 3.625%, 2022		75,940,000	81,445,650

			$645,231,530
Mongolia - 0.2%
Republic of Mongolia, 4.125%, 2018 (n)		$5,825,000	$5,679,375
Republic of Mongolia, 5.125%, 2022 (n)		9,401,000	9,024,960

			$14,704,335

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Nigeria - 0.3%
Afren PLC, 11.5%, 2016 (n)	$5,923,000	$6,900,295
Afren PLC, 10.25%, 2019 (n)	10,667,000	12,587,060

		$19,487,355
Panama - 0.6%
Panama Canal Railway Co., 7%, 2026	$5,315,970	$5,063,461
Panama Canal Railway Co., 7%, 2026 (n)	1,108,050	1,055,418
Republic of Panama, 8.875%, 2027	9,432,000	14,596,020
Republic of Panama, 9.375%, 2029	9,004,000	14,699,030
Republic of Panama, 6.7%, 2036	4,650,000	6,242,625

		$41,656,554
Paraguay - 0.6%
Republic of Paraguay, 4.625%, 2023 (z)	$20,238,000	$20,035,620
Telefonica Celular del Paraguay S.A., 6.75%, 2022 (z)	16,619,000	18,031,615

		$38,067,235
Peru - 2.6%
Ajecorp B.V., 6.5%, 2022 (n)	$15,570,000	$17,127,000
Banco de Credito del Peru, 5.375%, 2020	3,961,000	4,416,515
Banco de Credito del Peru, FRN, 6.125% to 2022, FRN to 2027 (n)	10,446,000	11,568,945
Banco de Credito del Peru, FRN, 6.125%, 2027	1,659,000	1,837,343
BBVA Banco Continental S.A., 5%, 2022	2,180,000	2,343,500
BBVA Banco Continental S.A., 5%, 2022 (n)	17,298,000	18,595,350
Corporacion Azucarera del Peru S.A., 6.375%, 2022 (n)	6,335,000	6,810,125
Corporacion Azucarera del Peru S.A., 6.375%, 2022	8,812,000	9,472,900
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	20,272,000	22,248,520
Corporacion Jose R Lindey S.A., 6.75%, 2021 (n)	6,098,000	7,058,435
El Fondo Mivivienda S.A., 3.5%, 2023 (z)	7,328,000	7,291,360
IIRSA Norte Finance Ltd., 8.75%, 2024	4,199,144	5,138,912
IIRSA Norte Finance Ltd., 8.75%, 2024 (n)	170,600	208,780
Republic of Peru, 7.35%, 2025	18,194,000	25,653,540
Republic of Peru, 5.625%, 2050	5,951,000	6,992,425
Southern Copper Corp., 7.5%, 2035	8,312,000	10,399,043
Southern Copper Corp., 6.75%, 2040	6,841,000	8,002,841
Southern Copper Corp., 5.25%, 2042	13,472,000	13,145,978

		$178,311,512
Philippines - 3.9%
National Power Corp., 8.4%, 2016	$786,000	$962,850
National Power Corp., 6.875%, 2016 (n)	477,000	560,475
Power Sector Assets & Liabilities Management Corp., 7.39%, 2024 (n)	3,247,000	4,440,273

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Philippines - continued
Power Sector Assets & Liabilities Management Corp., 7.39%, 2024		$8,742,000	$11,954,685
Republic of Philippines, 5.5%, 2026		65,512,000	80,334,090
Republic of Philippines, 6.375%, 2034		78,169,000	104,355,615
Republic of Philippines, 10.625%, 2025		3,334,000	5,667,800
Republic of Philippines, 9.375%, 2017		11,615,000	15,201,131
Republic of Philippines, 6.375%, 2032		30,950,000	40,196,313
Republic of Philippines, 9.875%, 2019		3,508,000	4,985,745

			$268,658,977
Poland - 1.0%
Eileme 2 AB, 11.625%, 2020 (n)		$13,657,000	$16,081,118
PKO Finance AB, 4.63%, 2022 (n)		15,249,000	15,900,895
Republic of Poland, 5.125%, 2021		14,418,000	16,724,880
Republic of Poland, 5%, 2022		14,807,000	17,028,050

			$65,734,943
Qatar - 0.3%
Qtel International Finance Ltd., 3.875%, 2028 (z)		$5,716,000	$5,667,414
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019		2,968,000	3,714,452
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)		2,707,000	3,387,811
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020		4,343,983	4,858,744

			$17,628,421
Romania - 0.2%
Republic of Romania, 6.75%, 2022		$1,658,000	$1,996,199
Republic of Romania, 6.75%, 2022 (n)		9,768,000	11,760,477

			$13,756,676
Russia - 12.3%
Alfa Bank, 7.5%, 2019 (n)		$16,297,000	$17,682,245
Brunswick Rail Finance Ltd., 6.5%, 2017 (n)		26,726,000	28,563,413
Credit Suisse (Russian Federation, CLN), 7.6%, 2021 (z)	RUB	408,954,000	14,587,007
Credit Suisse (Russian Federation, CLN), 8.15%, 2027 (z)	RUB	420,480,000	15,546,636
Credit Suisse (Russian Federation, CLN), 8.15%, 2027 (z)	RUB	514,862,000	19,036,273
Deutsche Bank (Russian Federation, CLN), 8.15%, 2027 (z)	RUB	132,360,000	4,893,818
Evraz Group S.A., 9.5%, 2018		$20,894,000	24,195,461
Gaz Capital S.A., 9.25%, 2019		7,460,000	9,725,975
Gaz Capital S.A., 4.95%, 2022		12,459,000	13,050,803
Gaz Capital S.A., 4.95%, 2022 (n)		32,525,000	34,069,938
Gaz Capital S.A., 3.85%, 2020 (z)		24,456,000	24,463,337
Gaz Capital S.A., 4.95%, 2028 (z)		20,904,000	20,829,164
Gaz Capital S.A., 5.999%, 2021		20,640,000	23,245,800
Gaz Capital S.A., 5.999%, 2021 (n)		25,640,000	28,877,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Russia - continued
Gazprom Neft, 4.375%, 2022 (n)	$14,367,000	$14,424,468
LUKOIL International Finance B.V., 6.656%, 2022	17,077,000	20,620,478
Mobile TeleSystems OJSC, 8.625%, 2020	11,086,000	14,003,835
Rosneft, 4.199%, 2022 (n)	23,676,000	23,676,000
Rosneft, 3.149%, 2017 (z)	13,875,000	13,892,344
Russian Federation, 5%, 2020	59,800,000	68,097,250
Russian Federation, 5%, 2020 (n)	25,100,000	28,582,625
Russian Federation, 4.5%, 2022	2,400,000	2,651,520
Russian Federation, 7.5%, 2030	137,875,432	172,344,290
Russian Federation, 4.5%, 2022 (n)	39,200,000	43,308,160
Russian Federation, 5.625%, 2042 (n)	24,800,000	29,078,000
RZD Capital Ltd., 5.7%, 2022	8,505,000	9,621,281
Sberbank of Russia, 6.125%, 2022	10,103,000	11,530,453
Sberbank of Russia, 6.125%, 2022 (n)	26,262,000	29,972,558
SIBUR Securities Ltd., 3.914%, 2018 (z)	21,271,000	21,168,115
VimpelCom Ltd., 7.504%, 2022	19,476,000	22,202,640
Vnesheconombank, 6.025%, 2022 (n)	14,604,000	16,758,090
VTB Capital S.A., 6%, 2017	2,496,000	2,670,720
VTB Capital S.A., 6%, 2017 (n)	16,801,000	17,977,070

		$841,346,817
Serbia - 0.5%
Republic of Serbia, 6.75%, 2024	$1,104,000	$1,104,000
Republic of Serbia, 5.25%, 2017 (n)	12,604,000	13,234,200
Republic of Serbia, 7.25%, 2021 (n)	9,410,000	10,939,125
Republic of Serbia, 7.25%, 2021	6,328,000	7,356,300

		$32,633,625
Singapore - 0.3%
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	$17,330,000	$18,106,037

Slovakia - 0.3%
Republic of Slovakia, 4.375%, 2022	$5,446,000	$5,816,328
Republic of Slovakia, 4.375%, 2022 (n)	16,537,000	17,661,516

		$23,477,844
Slovenia - 0.3%
Republic of Slovenia, 5.5%, 2022	$19,143,000	$19,836,934

South Africa - 0.8%
Myriad International Holdings B.V., 6.375%, 2017 (n)	$4,138,000	$4,634,560
Republic of South Africa, 5.5%, 2020	10,046,000	11,565,458
Republic of South Africa, 6.875%, 2019	6,145,000	7,558,350

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
South Africa - continued
Republic of South Africa, 4.665%, 2024	$18,547,000	$19,984,393
Transnet SOC Ltd., 4%, 2022 (n)	9,648,000	9,590,112

		$53,332,873
South Korea - 0.1%
Hyundai Capital America, 4%, 2017 (n)	$6,012,000	$6,451,946

Sri Lanka - 0.7%
Bank of Ceylon, 6.875%, 2017	$6,149,000	$6,548,685
Bank of Ceylon, 6.875%, 2017 (n)	10,010,000	10,660,650
Republic of Sri Lanka, 6.25%, 2021 (n)	5,350,000	5,816,804
Republic of Sri Lanka, 6.25%, 2020 (n)	12,141,000	13,112,280
Republic of Sri Lanka, 5.875%, 2022 (n)	8,390,000	8,851,450
Republic of Sri Lanka, 6.25%, 2020	1,555,000	1,679,400
Republic of Sri Lanka, 6.25%, 2021	2,952,000	3,209,571

		$49,878,840
Supranational - 0.2%
Eurasian Development Bank, 4.767%, 2022 (n)	$11,731,000	$12,200,240

Thailand - 0.8%
Bangkok Bank (Hong Kong), 3.875%, 2022 (n)	$16,712,000	$17,103,646
PTT PLC, 3.375%, 2022 (n)	11,788,000	11,557,380
PTT PLC, 4.5%, 2042 (n)	12,803,000	12,112,137
PTTEP Canada International Finance Ltd., 6.35%, 2042 (n)	10,289,000	12,174,768

		$52,947,931
Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019	$7,031,000	$9,351,230
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	2,286,000	3,040,380
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	12,354,750	13,571,693

		$25,963,303
Turkey - 9.8%
Akbank T.A.S., 5%, 2022 (n)	$11,214,000	$11,710,668
Republic of Turkey, 3.25%, 2023	14,933,000	14,332,693
Republic of Turkey, 5.625%, 2021	56,455,000	65,765,559
Republic of Turkey, 8%, 2034	9,175,000	13,280,813
Republic of Turkey, 7.5%, 2019	51,071,000	64,860,170
Republic of Turkey, 7%, 2019	25,452,000	31,178,700
Republic of Turkey, 11.875%, 2030	5,182,000	9,845,800
Republic of Turkey, 6.75%, 2018	14,067,000	16,774,898
Republic of Turkey, 7.375%, 2025	40,707,000	53,570,412

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Turkey - continued
Republic of Turkey, 7%, 2020	$55,295,000	$69,395,225
Republic of Turkey, 5.125%, 2022	35,350,000	39,857,125
Republic of Turkey, 6%, 2041	57,060,000	67,901,400
Republic of Turkey, 6.25%, 2022	70,632,000	86,171,040
Turkiye Halk Bankasi A.S., 3.875%, 2020 (z)	17,453,000	17,148,445
Turkiye Halk Bankasi A.S., 4.875%, 2017 (n)	7,879,000	8,328,103
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 2019 (n)	12,815,000	14,320,763
Turkiye Is Bankasi A.S., 3.875%, 2017 (n)	15,254,000	15,654,418
Turkiye Is Bankasi A.S., 6%, 2022 (n)	10,912,000	11,457,600
Turkiye Vakiflar Bankasi, 6%, 2022 (n)	23,889,000	24,860,051
Turkiye Vakiflar Bankasi T.A.O., 5.75%, 2017 (n)	14,263,000	15,461,092
Yapi Ve Kredi Bankasi, 5.5%, 2022 (z)	21,851,000	21,741,745

		$673,616,720
Ukraine - 1.2%
Biz Finance PLC, 8.375%, 2015	$21,737,000	$21,900,028
Government of Ukraine, 6.25%, 2016	4,928,000	4,928,000
Government of Ukraine, 6.25%, 2016 (n)	11,746,000	11,746,000
Government of Ukraine, 7.95%, 2021 (n)	2,719,000	2,882,140
Government of Ukraine, 9.25%, 2017	2,009,000	2,184,788
Government of Ukraine, 9.25%, 2017 (n)	16,793,000	18,262,388
Government of Ukraine, 7.95%, 2021	1,025,000	1,086,500
Naftogaz Ukraine, 9.5%, 2014	18,916,000	19,436,190

		$82,426,034
United Arab Emirates - 0.7%
Dolphin Energy Ltd., 5.5%, 2021	$2,850,000	$3,284,625
Dolphin Energy Ltd., 5.5%, 2021 (n)	19,660,000	22,658,150
Emirates Airlines, 4.5%, 2025 (z)	19,515,000	19,503,486

		$45,446,261
United States - 1.0%
U.S. Treasury Bonds, 6.5%, 2026	$4,629,000	$6,842,963
U.S. Treasury Notes, 1.75%, 2022	63,936,000	63,196,772

		$70,039,735
Uruguay - 0.6%
Navios South American Logistics, Inc., 9.25%, 2019	$7,016,000	$7,016,000
Republic of Uruguay, 4.125%, 2045	26,670,404	25,070,180
Republic of Uruguay, 7.625%, 2036	3,701,000	5,449,723
Republic of Uruguay, 8%, 2022	3,922,534	5,432,710

		$42,968,613

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Venezuela - 11.2%
Petroleos de Venezuela S.A., 5.125%, 2016		$7,466,000	$6,495,420
Petroleos de Venezuela S.A., 8.5%, 2017		38,893,000	38,115,140
Petroleos de Venezuela S.A., 8%, 2013		4,394,000	4,446,728
Republic of Venezuela, 12.75%, 2022		114,462,000	137,354,400
Republic of Venezuela, 8.5%, 2014		12,828,000	13,148,700
Republic of Venezuela, 8.25%, 2024		49,272,000	46,562,040
Republic of Venezuela, 7.75%, 2019		107,311,000	103,716,082
Republic of Venezuela, 9%, 2023		16,233,000	16,111,253
Republic of Venezuela, 5.75%, 2016		67,585,000	65,388,488
Republic of Venezuela, 9.25%, 2027		26,876,000	27,346,330
Republic of Venezuela, 7.65%, 2025		40,376,000	36,742,160
Republic of Venezuela, 7%, 2018		30,173,000	28,920,821
Republic of Venezuela, 11.95%, 2031		93,170,000	106,912,575
Republic of Venezuela, 11.75%, 2026		95,248,000	107,963,608
Republic of Venezuela, 7%, 2038		33,380,000	27,121,250

			$766,344,995
Vietnam - 0.1%
Republic of Vietnam, 6.75%, 2020		$3,409,000	$3,920,350
Republic of Vietnam, 6.75%, 2020 (n)		689,000	792,350
Republic of Vietnam, 6.875%, 2016		2,309,000	2,539,900

			$7,252,600
Zambia - 0.1%
Republic of Zambia, 5.375%, 2022 (n)		$6,172,000	$6,326,300
Total Bonds (Identified Cost, $5,638,577,339)			$6,219,841,069

Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.1%
U.S. Treasury Bond 30 year Futures - February 2013 @ $146 (Premiums Paid, $1,067,606)		880	$2,543,750

	Par Amount of Contracts
Call Options Purchased - 0.0%
MXN Currency - March 2013 @ $0.0781 (Premiums Paid, $767,285)	MXN	839,423,000	$841,941

Portfolio of Investments (unaudited) – continued

Money Market Funds - 9.0%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	619,474,094	$619,474,094
Total Investments (Identified Cost, $6,259,886,324)		$6,842,700,854

Other Assets, Less Liabilities - 0.2%		13,320,677
Net Assets - 100.0%		$6,856,021,531

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,877,641,117, representing 27.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Altice Financing S.A., 7.875%, 2019	12/07/12	$459,000	$492,966
Automotores Gildemeister S.A., 6.75%, 2023	1/10/13	3,666,000	3,794,310
Banco de Reservas de La Republica Dominicana, 7%, 2023	1/25/13	16,985,754	17,349,188
Banco do Brasil S.A., FRN, 6.25%, 2049	1/24/13	17,485,000	17,353,863
Country Garden Holdings Co. Ltd., 7.5%, 2023	1/03/13-1/29/13	5,641,500	5,707,995
Credit Suisse (Russian Federation, CLN), 7.6%, 2021	7/06/12	12,224,567	14,587,007
Credit Suisse (Russian Federation, CLN), 8.15%, 2027	11/09/12-1/17/13	14,166,362	15,546,636
Credit Suisse (Russian Federation, CLN), 8.15%, 2027	12/10/12-12/21/12	18,545,751	19,036,273
Deutsche Bank (Russian Federation, CLN), 8.15%, 2027	1/09/13	4,869,021	4,893,818
El Fondo Mivivienda S.A., 3.5%, 2023	1/24/13	7,265,726	7,291,360
Emirates Airlines, 4.5%, 2025	1/31/13	19,503,486	19,503,486
Empresa de Telecomunicaciones de Bogota S.A., 7%, 2023	1/10/13-1/28/13	13,453,064	13,511,606
Gaz Capital S.A., 3.85%, 2020	1/30/13	24,456,000	24,463,337
Gaz Capital S.A., 4.95%, 2028	1/30/13	20,904,000	20,829,164
Indo Energy Finance II B.V., 6.375%, 2023	1/16/13	6,132,000	6,254,640
Magyar Export-Import Bank, 5.5%, 2018	12/05/12-1/15/13	24,041,132	25,029,559
Marfrig Holding Europe B.V., 9.875%, 2017	1/16/13	13,905,000	13,696,425
Minerva Luxembourg S.A., 7.75%, 2023	1/17/13	17,386,554	18,129,175

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Petroleos Mexicanos, 3.5%, 2023	1/23/13	$16,115,419	$15,836,800
Qtel International Finance Ltd., 3.875%, 2028	1/23/13	5,649,361	5,667,414
Republic of Paraguay, 4.625%, 2023	1/17/13-1/18/13	20,459,533	20,035,620
Rosneft, 3.149%, 2017	11/29/12	13,875,000	13,892,344
SIBUR Securities Ltd., 3.914%, 2018	1/24/13	21,271,000	21,168,115
Telefonica Celular del Paraguay S.A., 6.75%, 2022	12/06/12-1/30/13	17,599,576	18,031,615
Turkiye Halk Bankasi A.S, 3.875%, 2020	1/29/13	17,261,192	17,148,445
Yapi Ve Kredi Bankasi, 5.5%, 2022	11/29/12	21,851,000	21,741,745
Total Restricted Securities			$380,992,906
% of Net assets			5.6%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
COP	Colombian Peso
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble

Derivative Contracts at 1/31/13

Forward Foreign Currency Exchange Contracts at 1/31/13

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Deutsche Bank AG	16,367,000	2/04/13	$7,980,010	$8,219,047	$239,037
BUY	BRL	JPMorgan Chase Bank N.A.	51,242,000	2/04/13	24,295,671	25,732,292	1,436,621
BUY	BRL	UBS AG	269,400,000	2/04/13	128,854,585	135,285,108	6,430,523
SELL	BRL	JPMorgan Chase Bank N.A.	14,230,000	2/04/13	7,156,868	7,145,906	10,962
SELL	BRL	UBS AG	82,008,000	2/04/13	41,285,903	41,182,113	103,790
BUY	COP	Barclays Bank PLC	18,724,820,305	2/04/13	10,537,322	10,546,758	9,436

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	COP	Deutsche Bank AG	18,850,480,000	2/04/13	$10,389,890	$10,617,536	$227,646
BUY	COP	Goldman Sachs International	3,016,910,143	2/04/13	1,699,046	1,699,275	229
BUY	COP	JPMorgan Chase Bank N.A.	24,664,620,242	2/04/13	13,890,474	13,892,352	1,878
BUY	COP	UBS AG	14,563,937,000	2/04/13	7,980,239	8,203,140	222,901
SELL	COP	Barclays Bank PLC	1,323,857,920	2/04/13	747,520	745,663	1,857
SELL	COP	Deutsche Bank AG	1,029,500,000	2/04/13	580,000	579,866	134
SELL	COP	Goldman Sachs International	3,016,910,143	2/04/13	1,711,237	1,699,275	11,962
SELL	COP	JPMorgan Chase Bank N.A.	13,601,454,000	2/04/13	7,662,583	7,661,021	1,562
BUY	INR	Deutsche Bank AG	1,251,680,000	2/25/13	22,585,348	23,433,529	848,181
BUY	INR	JPMorgan Chase Bank N.A.	1,488,666,000	2/22/13-2/25/13	27,596,531	27,876,534	280,003
BUY	KRW	JPMorgan Chase Bank N.A.	1,408,543,000	2/21/13	1,287,105	1,292,148	5,043
SELL	KRW	Deutsche Bank AG	19,532,413,000	2/21/13	18,269,959	17,918,353	351,606
BUY	MXN	Barclays Bank PLC	23,706,000	2/05/13	1,852,914	1,864,471	11,557
BUY	MXN	Deutsche Bank AG	257,754,000	2/05/13	20,121,783	20,272,285	150,502
BUY	MXN	JPMorgan Chase Bank N.A.	956,419,000	2/05/13-4/05/13	74,729,976	74,921,628	191,652
BUY	MXN	UBS AG	212,272,000	2/05/13-3/08/13	16,583,132	16,682,912	99,780
SELL	MYR	JPMorgan Chase Bank N.A.	10,024,000	2/05/13	3,269,940	3,226,263	43,677
BUY	RUB	Barclays Bank PLC	308,567,000	2/11/13	10,181,681	10,269,793	88,112

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	RUB	JPMorgan Chase Bank N.A.	2,245,140,125	2/11/13-3/25/13	$73,868,375	$74,542,310	$673,935
BUY	RUB	UBS AG	204,287,000	2/14/13	6,717,426	6,795,822	78,396

							$11,520,982

Liability Derivatives
BUY	BRL	Deutsche Bank AG	26,502,000	2/04/13	$13,328,975	$13,308,560	$(20,415)
BUY	BRL	UBS AG	69,736,000	3/04/13	35,011,547	34,913,387	(98,160)
SELL	BRL	Deutsche Bank AG	42,869,000	2/04/13	20,102,333	21,527,607	(1,425,274)
SELL	BRL	JPMorgan Chase Bank N.A.	37,012,000	2/04/13	17,396,579	18,586,386	(1,189,807)
SELL	BRL	UBS AG	187,392,000	2/04/13	88,577,187	94,102,995	(5,525,808)
SELL	COP	Barclays Bank PLC	18,724,820,305	2/28/13	10,515,427	10,526,430	(11,003)
SELL	COP	Barclays Bank PLC	17,400,962,385	2/04/13	9,799,770	9,801,095	(1,325)
SELL	COP	Deutsche Bank AG	17,820,980,000	2/04/13	10,009,818	10,037,670	(27,852)
SELL	COP	JPMorgan Chase Bank N.A.	16,349,726,242	2/04/13-2/28/13	9,174,062	9,203,247	(29,185)
SELL	COP	UBS AG	14,563,937,000	2/04/13	8,202,031	8,203,140	(1,109)
SELL	INR	Barclays Bank PLC	354,942,000	2/25/13	6,437,106	6,645,104	(207,998)
BUY	KRW	JPMorgan Chase Bank N.A.	18,136,073,000	2/20/13-2/21/13	16,861,902	16,637,460	(224,442)
BUY	MXN	Credit Suisse Group	40,857,000	2/14/13	3,228,016	3,210,410	(17,606)
BUY	MXN	JPMorgan Chase Bank N.A.	171,266,000	2/05/13-4/15/13	13,469,705	13,391,950	(77,755)
BUY	MXN	Merrill Lynch International Bank	43,181,000	3/22/13	3,385,361	3,380,636	(4,725)
BUY	MXN	UBS AG	1,005,141,678	2/14/13-3/22/13	79,471,568	78,804,498	(667,070)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	MXN	JPMorgan Chase Bank N.A.	631,854,000	2/05/13	$49,650,636	$49,695,154	$(44,518)
BUY	MYR	JPMorgan Chase Bank N.A.	10,024,000	2/05/13	3,270,663	3,226,263	(44,400)
SELL	RUB	Credit Suisse Group	57,452,960	2/11/13	1,889,900	1,912,162	(22,262)
SELL	RUB	Deutsche Bank AG	153,075,000	2/11/13	5,000,000	5,094,675	(94,675)

							$(9,735,389)

Futures Contracts Outstanding at 1/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	680	$97,558,750	March - 2013	$(2,934,406)
U.S. Treasury Note 10 yr (Long)	USD	835	109,619,844	March - 2013	(1,825,004)

					$(4,759,410)

Swap Agreements at 1/31/13

Expiration		Notional Amount	Counterparty		Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
3/20/2023	USD	2,919,000	Deutsche Bank AG	(a)	1.00% (fixed rate)	(1)	$(144,786)
3/20/2023	USD	31,365,000	Goldman Sachs International	(b)	1.00% (fixed rate)	(1)	(1,555,744)
3/20/2023	USD	11,684,000	Morgan Stanley Capital Services, Inc.	(c)	1.00% (fixed rate)	(1)	(579,541)
3/20/2023	USD	22,641,000	Merrill Lynch International	(d)	1.00% (fixed rate)	(2)	(2,008,830)
3/20/2023	USD	4,825,000	Deutsche Bank AG	(e)	1.00% (fixed rate)	(3)	(250,348)
3/20/2023	USD	6,370,000	Goldman Sachs International	(f)	1.00% (fixed rate)	(3)	(330,511)
3/20/2023	USD	10,969,000	Merrill Lynch International	(g)	1.00% (fixed rate)	(3)	(569,133)

Portfolio of Investments (unaudited) – continued

Swap Agreements at 1/31/13 - continued

Expiration		Notional Amount	Counterparty		Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives - continued
Credit Default Swap Agreements - continued
3/20/2023	USD	18,920,000	Morgan Stanley Capital Services, Inc.	(h)	1.00% (fixed rate)	(3)	$(981,676)
3/20/2023	USD	13,969,000	Barclays Bank PLC	(i)	1.00% (fixed rate)	(4)	(463,143)
3/20/2023	USD	53,399,000	Merrill Lynch International	(j)	1.00% (fixed rate)	(5)	(4,566,515)

							$(11,450,227)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Federal Republic of Brazil, 12.25%, 3/06/30, a BBB rated bond. The fund entered into the contract to gain issuer exposure.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Republic of Indonesia, 6.875%, 3/09/17, a BB+ rated bond. The fund entered into the contract to gain issuer exposure.
(3)	Fund, as protection seller, to pay notional amount upon a defined credit event by Republic of Phillippines, 10.625%, 3/16/25, a BB+ rated bond. The fund entered into the contract to gain issuer exposure.
(4)	Fund, as protection seller, to pay notional amount upon a defined credit event by Republic of Mexico, 5.95%, 3/19/19, a BBB rated bond. The fund entered into the contract to gain issuer exposure.
(5)	Fund, as protection seller, to pay notional amount upon a defined credit event by Russian Federation, 7.5%, 3/31/30, a BBB rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $111,030.
(b)	Net unamortized premiums received by the fund amounted to $1,193,029.
(c)	Net unamortized premiums received by the fund amounted to $444,424.
(d)	Net unamortized premiums received by the fund amounted to $1,473,429.
(e)	Net unamortized premiums received by the fund amounted to $216,789.
(f)	Net unamortized premiums received by the fund amounted to $286,206.
(g)	Net unamortized premiums received by the fund amounted to $492,840.
(h)	Net unamortized premiums received by the fund amounted to $850,082.
(i)	Net unamortized premiums received by the fund amounted to $356,209.
(j)	Net unamortized premiums received by the fund amounted to $3,697,111.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At January 31, 2013, the fund had cash collateral of $8,680,000 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $5,640,412,230)	$6,223,226,760
Underlying affiliated funds, at cost and value	619,474,094
Total investments, at value (identified cost, $6,259,886,324)	$6,842,700,854
Cash	24,143,307
Restricted cash	8,680,000
Receivables for
Forward foreign currency exchange contracts	11,520,982
Daily variation margin on open futures contracts	354,531
Investments sold	37,138,869
Fund shares sold	52,055,193
Interest	93,199,334
Other assets	45,587
Total assets	$7,069,838,657
Liabilities
Payables for
Distributions	$3,995,724
Forward foreign currency exchange contracts	9,735,389
Investments purchased	162,775,765
Fund shares reacquired	13,661,580
Swaps, at value (net unamortized premiums received, $9,121,149)	11,450,227
Payable to affiliates
Investment adviser	257,035
Shareholder servicing costs	1,971,489
Distribution and service fees	59,209
Payable for independent Trustees’ compensation	5,636
Deferred country tax expense payable	9,713,956
Accrued expenses and other liabilities	191,116
Total liabilities	$213,817,126
Net assets	$6,856,021,531
Net assets consist of
Paid-in capital	$6,274,121,265
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $7,639,734 deferred country tax)	569,908,592
Accumulated net realized gain (loss) on investments and foreign currency	27,468,448
Accumulated distributions in excess of net investment income	(15,476,774)
Net assets	$6,856,021,531
Shares of beneficial interest outstanding	425,123,748

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,565,490,336	96,978,121	$16.14
Class B	68,392,968	4,220,231	16.21
Class C	589,414,765	36,407,483	16.19
Class I	4,100,679,581	254,567,771	16.11
Class R1	1,115,567	68,828	16.21
Class R2	30,563,989	1,886,367	16.20
Class R3	48,592,490	3,008,387	16.15
Class R4	110,974,668	6,871,464	16.15
Class R5	340,797,167	21,115,096	16.14

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.97 [100 / 95.25 x $16.14]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$167,857,486
Dividends from underlying affiliated funds	351,865
Total investment income	$168,209,351
Expenses
Management fee	$22,120,118
Distribution and service fees	4,982,139
Shareholder servicing costs	2,588,090
Administrative services fee	273,808
Independent Trustees’ compensation	30,795
Custodian fee	250,492
Shareholder communications	416,145
Audit and tax fees	32,580
Legal fees	28,651
Miscellaneous	283,417
Total expenses	$31,006,235
Fees paid indirectly	(8,864)
Reduction of expenses by investment adviser	(937,416)
Net expenses	$30,059,955
Net investment income	$138,149,396
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $1,042,969 country tax)	$87,323,457
Futures contracts	1,793,799
Swap agreements	2,227,563
Foreign currency	2,337,138
Net realized gain (loss) on investments and foreign currency	$93,681,957
Change in unrealized appreciation (depreciation)
Investments (net of $1,205,783 increase in deferred country tax)	$107,818,671
Futures contracts	(5,846,629)
Swap agreements	(2,329,078)
Translation of assets and liabilities in foreign currencies	3,829,433
Net unrealized gain (loss) on investments and foreign currency translation	$103,472,397
Net realized and unrealized gain (loss) on investments and foreign currency	$197,154,354
Change in net assets from operations	$335,303,750

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 1/31/13 (unaudited)	Year ended 7/31/12
From operations
Net investment income	$138,149,396	$192,024,844
Net realized gain (loss) on investments and foreign currency	93,681,957	11,017,443
Net unrealized gain (loss) on investments and foreign currency translation	103,472,397	261,489,932
Change in net assets from operations	$335,303,750	$464,532,219
Distributions declared to shareholders
From net investment income	$(149,832,724)	$(211,272,752)
From net realized gain on investments	(42,452,967)	(11,545,565)
Total distributions declared to shareholders	$(192,285,691)	$(222,818,317)
Change in net assets from fund share transactions	$1,311,769,072	$1,780,313,269
Total change in net assets	$1,454,787,131	$2,022,027,171
Net assets
At beginning of period	5,401,234,400	3,379,207,229
At end of period (including accumulated distributions in excess of net investment income of $15,476,774 and $3,793,446, respectively)	$6,856,021,531	$5,401,234,400

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/13 (unaudited)		Years ended 7/31
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.72		$15.01	$14.80	$13.16	$13.43	$13.75
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.70	$0.71	$0.75	$0.79	$0.80
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		0.84	0.54	1.74	(0.18)	(0.05)
Total from investment operations	$0.91		$1.54	$1.25	$2.49	$0.61	$0.75
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.78)	$(0.73)	$(0.85)	$(0.88)	$(0.86)
From net realized gain on investments	(0.11)		(0.05)	(0.31)	—	—	(0.21)
Total distributions declared to shareholders	$(0.49)		$(0.83)	$(1.04)	$(0.85)	$(0.88)	$(1.07)
Net asset value, end of period (x)	$16.14		$15.72	$15.01	$14.80	$13.16	$13.43
Total return (%) (r)(s)(t)(x)	5.81	(n)	10.68	8.80	19.39	5.58	5.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.13	1.15	1.19	1.40	1.40
Expenses after expense reductions (f)	1.06	(a)	1.11	1.14	1.19	1.34	1.30
Net investment income	4.32	(a)	4.73	4.83	5.29	6.59	5.78
Portfolio turnover	25	(n)	52	80	100	109	112
Net assets at end of period (000 omitted)	$1,565,490		$1,269,864	$1,123,447	$1,014,705	$405,619	$364,037

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/13 (unaudited)		Years ended 7/31
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.78		$15.07	$14.85	$13.21	$13.48	$13.81
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.60	$0.61	$0.66	$0.71	$0.70
Net realized and unrealized gain (loss) on investments and foreign currency	0.57		0.83	0.54	1.72	(0.19)	(0.06)
Total from investment operations	$0.86		$1.43	$1.15	$2.38	$0.52	$0.64
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.67)	$(0.62)	$(0.74)	$(0.79)	$(0.76)
From net realized gain on investments	(0.11)		(0.05)	(0.31)	—	—	(0.21)
Total distributions declared to shareholders	$(0.43)		$(0.72)	$(0.93)	$(0.74)	$(0.79)	$(0.97)
Net asset value, end of period (x)	$16.21		$15.78	$15.07	$14.85	$13.21	$13.48
Total return (%) (r)(s)(t)(x)	5.47	(n)	9.84	8.06	18.46	4.81	4.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84	(a)	1.88	1.90	1.94	2.10	2.05
Expenses after expense reductions (f)	1.81	(a)	1.86	1.89	1.94	2.10	2.05
Net investment income	3.58	(a)	3.98	4.09	4.61	5.88	5.07
Portfolio turnover	25	(n)	52	80	100	109	112
Net assets at end of period (000 omitted)	$68,393		$57,860	$46,190	$33,123	$17,316	$19,042

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/13 (unaudited)		Years ended 7/31
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.76		$15.05	$14.84	$13.20	$13.48	$13.80
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.59	$0.61	$0.63	$0.70	$0.69
Net realized and unrealized gain (loss) on investments and foreign currency	0.57		0.84	0.53	1.75	(0.19)	(0.04)
Total from investment operations	$0.86		$1.43	$1.14	$2.38	$0.51	$0.65
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.67)	$(0.62)	$(0.74)	$(0.79)	$(0.76)
From net realized gain on investments	(0.11)		(0.05)	(0.31)	—	—	(0.21)
Total distributions declared to shareholders	$(0.43)		$(0.72)	$(0.93)	$(0.74)	$(0.79)	$(0.97)
Net asset value, end of period (x)	$16.19		$15.76	$15.05	$14.84	$13.20	$13.48
Total return (%) (r)(s)(t)(x)	5.48	(n)	9.85	7.99	18.47	4.73	4.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84	(a)	1.88	1.90	1.94	2.09	2.05
Expenses after expense reductions (f)	1.81	(a)	1.86	1.89	1.94	2.09	2.05
Net investment income	3.58	(a)	3.97	4.09	4.44	5.83	5.03
Portfolio turnover	25	(n)	52	80	100	109	112
Net assets at end of period (000 omitted)	$589,415		$491,457	$390,816	$263,226	$53,151	$29,499

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/13 (unaudited)		Years ended 7/31
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.69		$14.98	$14.77	$13.13	$13.42	$13.75
Income (loss) from investment operations
Net investment income (d)	$0.37		$0.73	$0.75	$0.78	$0.83	$0.82
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		0.84	0.53	1.74	(0.21)	(0.05)
Total from investment operations	$0.93		$1.57	$1.28	$2.52	$0.62	$0.77
Less distributions declared to shareholders
From net investment income	$(0.40)		$(0.81)	$(0.76)	$(0.88)	$(0.91)	$(0.89)
From net realized gain on investments	(0.11)		(0.05)	(0.31)	—	—	(0.21)
Total distributions declared to shareholders	$(0.51)		$(0.86)	$(1.07)	$(0.88)	$(0.91)	$(1.10)
Net asset value, end of period (x)	$16.11		$15.69	$14.98	$14.77	$13.13	$13.42
Total return (%) (r)(s)(x)	5.95	(n)	10.97	9.08	19.71	5.68	5.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.88	0.90	0.95	1.06	1.06
Expenses after expense reductions (f)	0.81	(a)	0.86	0.89	0.94	1.06	1.06
Net investment income	4.58	(a)	4.92	5.10	5.50	6.70	6.02
Portfolio turnover	25	(n)	52	80	100	109	112
Net assets at end of period (000 omitted)	$4,100,680		$3,148,303	$1,633,849	$992,622	$279,983	$11,038

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/13 (unaudited)		Years ended 7/31
Class R1			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$15.79		$15.07	$14.86	$13.21	$10.67
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.59	$0.61	$0.66	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		0.85	0.53	1.73	2.53	(g)
Total from investment operations	$0.85		$1.44	$1.14	$2.39	$3.01
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.67)	$(0.62)	$(0.74)	$(0.47)
From net realized gain on investments	(0.11)		(0.05)	(0.31)	—	—
Total distributions declared to shareholders	$(0.43)		$(0.72)	$(0.93)	$(0.74)	$(0.47)
Net asset value, end of period (x)	$16.21		$15.79	$15.07	$14.86	$13.21
Total return (%) (r)(s)(x)	5.41	(n)	9.91	7.98	18.54	28.71	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84	(a)	1.88	1.90	1.94	2.12	(a)
Expenses after expense reductions (f)	1.81	(a)	1.87	1.90	1.94	2.12	(a)
Net investment income	3.59	(a)	3.96	4.12	4.65	6.03	(a)
Portfolio turnover	25	(n)	52	80	100	109	(n)
Net assets at end of period (000 omitted)	$1,116		$936	$492	$233	$130

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/13 (unaudited)		Years ended 7/31
Class R2			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$15.78		$15.06	$14.85	$13.21	$10.67
Income (loss) from investment operations
Net investment income (d)	$0.33		$0.67	$0.69	$0.72	$0.52
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		0.84	0.52	1.74	2.53	(g)
Total from investment operations	$0.89		$1.51	$1.21	$2.46	$3.05
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.74)	$(0.69)	$(0.82)	$(0.51)
From net realized gain on investments	(0.11)		(0.05)	(0.31)	—	—
Total distributions declared to shareholders	$(0.47)		$(0.79)	$(1.00)	$(0.82)	$(0.51)
Net asset value, end of period (x)	$16.20		$15.78	$15.06	$14.85	$13.21
Total return (%) (r)(s)(x)	5.67	(n)	10.46	8.52	19.04	29.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.38	1.41	1.46	1.59	(a)
Expenses after expense reductions (f)	1.31	(a)	1.36	1.40	1.46	1.59	(a)
Net investment income	4.09	(a)	4.44	4.64	5.07	6.30	(a)
Portfolio turnover	25	(n)	52	80	100	109	(n)
Net assets at end of period (000 omitted)	$30,564		$24,183	$11,329	$1,798	$689

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/13 (unaudited)		Years ended 7/31
Class R3			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$15.73		$15.01	$14.80	$13.16	$10.63
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.70	$0.72	$0.74	$0.53
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		0.85	0.53	1.75	2.53	(g)
Total from investment operations	$0.91		$1.55	$1.25	$2.49	$3.06
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.78)	$(0.73)	$(0.85)	$(0.53)
From net realized gain on investments	(0.11)		(0.05)	(0.31)	—	—
Total distributions declared to shareholders	$(0.49)		$(0.83)	$(1.04)	$(0.85)	$(0.53)
Net asset value, end of period (x)	$16.15		$15.73	$15.01	$14.80	$13.16
Total return (%) (r)(s)(x)	5.81	(n)	10.75	8.80	19.39	29.33	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.14	1.15	1.20	1.35	(a)
Expenses after expense reductions (f)	1.06	(a)	1.12	1.15	1.20	1.35	(a)
Net investment income	4.33	(a)	4.64	4.87	5.15	6.68	(a)
Portfolio turnover	25	(n)	52	80	100	109	(n)
Net assets at end of period (000 omitted)	$48,592		$35,355	$8,831	$2,981	$336

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/13 (unaudited)		Years ended 7/31
Class R4			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$15.73		$15.01	$14.80	$13.16	$10.63
Income (loss) from investment operations
Net investment income (d)	$0.38		$0.74	$0.76	$0.72	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.55		0.84	0.53	1.80	2.52	(g)
Total from investment operations	$0.93		$1.58	$1.29	$2.52	$3.08
Less distributions declared to shareholders
From net investment income	$(0.40)		$(0.81)	$(0.77)	$(0.88)	$(0.55)
From net realized gain on investments	(0.11)		(0.05)	(0.31)	—	—
Total distributions declared to shareholders	$(0.51)		$(0.86)	$(1.08)	$(0.88)	$(0.55)
Net asset value, end of period (x)	$16.15		$15.73	$15.01	$14.80	$13.16
Total return (%) (r)(s)(x)	5.94	(n)	11.03	9.07	19.68	29.54	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.89	0.90	1.02	1.12	(a)
Expenses after expense reductions (f)	0.81	(a)	0.87	0.90	1.02	1.12	(a)
Net investment income	4.60	(a)	4.91	5.11	5.00	7.02	(a)
Portfolio turnover	25	(n)	52	80	100	109	(n)
Net assets at end of period (000 omitted)	$110,975		$111,391	$48,313	$24,458	$130

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/13 (unaudited)		Years ended 7/31
Class R5 (y)			2012	2011	2010	2009	2008

Net asset value, beginning of period	$15.73		$15.00	$14.79	$13.15	$13.43	$13.74
Income (loss) from investment operations
Net investment income (d)	$0.38		$0.74	$0.73	$0.75	$0.81	$0.81
Net realized and unrealized gain (loss) on investments and foreign currency	0.55		0.84	0.54	1.76	(0.19)	(0.03)
Total from investment operations	$0.93		$1.58	$1.27	$2.51	$0.62	$0.78
Less distributions declared to shareholders
From net investment income	$(0.41)		$(0.80)	$(0.75)	$(0.87)	$(0.90)	$(0.88)
From net realized gain on investments	(0.11)		(0.05)	(0.31)	—	—	(0.21)
Total distributions declared to shareholders	$(0.52)		$(0.85)	$(1.06)	$(0.87)	$(0.90)	$(1.09)
Net asset value, end of period (x)	$16.14		$15.73	$15.00	$14.79	$13.15	$13.43
Total return (%) (r)(s)(x)	5.92	(n)	11.01	8.97	19.57	5.66	5.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.96	0.99	1.03	1.18	1.16
Expenses after expense reductions (f)	0.74	(a)	0.94	0.99	1.03	1.17	1.16
Net investment income	4.65	(a)	4.91	4.95	5.26	6.64	5.87
Portfolio turnover	25	(n)	52	80	100	109	112
Net assets at end of period (000 omitted)	$340,797		$261,885	$115,940	$298,331	$19,614	$6,938

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’s inception December 1, 2008 (Classes R1, R2, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	As further discussed in Note 5 in the Notes to Financial Statements, on May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. For further information about the fund’s fee arrangements, please see Note 3 in the Notes to Financial Statements.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Debt Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency

Notes to Financial Statements (unaudited) – continued

options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$2,543,750	$70,039,735	$—	$72,583,485
Non-U.S. Sovereign Debt	—	4,897,614,348	—	4,897,614,348
Foreign Bonds	—	1,239,784,434	—	1,239,784,434
Floating Rate Loans	—	12,402,552	—	12,402,552
Purchased Currency Options	—	841,941	—	841,941
Mutual Funds	619,474,094	—	—	619,474,094
Total Investments	$622,017,844	$6,220,683,010	$—	$6,842,700,854

Other Financial Instruments
Futures Contracts	$(4,759,410)	$—	$—	$(4,759,410)
Swap Agreements	—	(11,450,227)	—	(11,450,227)
Forward Foreign Currency Exchange Contracts	—	1,785,593	—	1,785,593

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to

Notes to Financial Statements (unaudited) – continued

increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(4,759,410)
Interest Rate	Purchased Interest Rate Options	2,543,750	—
Foreign Exchange	Forward Foreign Currency Exchange	11,520,982	(9,735,389)
Foreign Exchange	Purchased Currency Options	841,941	—
Credit	Credit Default Swaps	—	(11,450,227)
Total		$14,906,673	$(25,945,026)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended January 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$1,793,799	$—	$—	$—
Foreign Exchange	—	—	2,357,675	(418,737)
Credit	—	2,227,563	—	—
Total	$1,793,799	$2,227,563	$2,357,675	$(418,737)

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended January 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$(5,846,629)	$—	$—	$1,476,144
Foreign Exchange	—	—	3,795,145	74,656
Credit	—	(2,329,078)	—	—
Total	$(5,846,629)	$(2,329,078)	$3,795,145	$1,550,800

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge

Notes to Financial Statements (unaudited) – continued

against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive

Notes to Financial Statements (unaudited) – continued

from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or

Notes to Financial Statements (unaudited) – continued

sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the agreement notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swap agreements in a net liability position as of January 31, 2013 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, collateral requirements for these swap agreements are based generally on the market value of the swap agreement netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of January 31, 2013, the swap agreement’s credit-risk-related contingent features would have been triggered and, for those swap agreements in a net liability position for which the fund is the protection seller, the fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of $177,061,000 less the value of the agreements’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Notes to Financial Statements (unaudited) – continued

Hybrid Instruments – The fund invests in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swap agreements, options, futures contracts and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three six months period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/12
Ordinary income (including any short-term capital gains)	$213,841,364
Long-term capital gains	8,976,953
Total distributions	$222,818,317

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/13
Cost of investments	$6,295,550,531
Gross appreciation	562,136,777
Gross depreciation	(14,986,454)
Net unrealized appreciation (depreciation)	$547,150,323

As of 7/31/12
Undistributed ordinary income	15,543,443
Undistributed long-term capital gain	11,156,439
Other temporary differences	(28,809,242)
Net unrealized appreciation (depreciation)	440,991,567

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B will convert to Class A shares

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 1/31/13	Year ended 7/31/12	Six months ended 1/31/13	Year ended 7/31/12
Class A	$33,924,224	$60,251,291	$9,942,984	$3,648,950
Class B	1,275,571	2,217,973	431,461	157,001
Class C	10,799,954	18,704,973	3,660,189	1,294,311
Class I	91,802,481	117,922,814	25,165,009	5,809,185
Class R1	20,617	26,042	6,902	1,842
Class R2	619,082	828,392	188,399	45,634
Class R3	999,549	1,128,879	297,652	59,773
Class R4	2,603,867	3,767,235	660,036	184,558
Class R5	7,787,379	6,425,153	2,100,335	344,311
Total	$149,832,724	$211,272,752	$42,452,967	$11,545,565

On May 30, 2012, Class W shares were redesignated Class R5. See Note 5 for additional information.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2013. This management fee reduction amounted to $931,867, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2013 was equivalent to an annual effective rate of 0.68% of the fund’s average daily net assets.

The investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fee, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that fund operating expenses do not exceed 0.40% annually of the fund’s average daily net assets. Effective December 1, 2012, this written agreement was eliminated. For the period ended November 30, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $334,506 for the six months ended January 31, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,804,330
Class B	0.75%	0.25%	1.00%	1.00%	322,184
Class C	0.75%	0.25%	1.00%	1.00%	2,728,065
Class R1	0.75%	0.25%	1.00%	1.00%	5,192
Class R2	0.25%	0.25%	0.50%	0.50%	69,362
Class R3	—	0.25%	0.25%	0.25%	53,006
Total Distribution and Service Fees					$4,982,139

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2013, were as follows:

Amount
Class A	$8,853
Class B	32,830
Class C	37,093

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2013, the fee was $298,194, which equated to

Notes to Financial Statements (unaudited) – continued

0.0095% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended January 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,289,896.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2013 was equivalent to an annual effective rate of 0.0088% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended January 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $18,319 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5,549, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$48,456,977	$—
Investments (non-U.S. Government securities)	$2,338,454,105	$1,449,530,597

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/13		Year ended 7/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	28,428,509	$460,208,712	42,286,651	$632,251,334
Class B	771,795	12,542,026	1,125,869	16,921,631
Class C	7,087,584	115,202,655	8,976,621	134,757,702
Class I	74,484,207	1,201,522,944	138,061,852	2,069,908,598
Class R1	10,046	163,768	36,235	550,274
Class R2	500,460	8,138,012	946,223	14,177,116
Class R3	1,046,822	16,975,443	1,998,805	29,531,873
Class R4	2,427,426	39,235,002	4,735,633	71,360,509
Class R5	4,245,373	68,409,123	18,671,029	280,062,509
	119,002,222	$1,922,397,685	216,838,918	$3,249,521,546

Shares issued to shareholders in reinvestment of distributions
Class A	2,360,097	$38,317,280	3,518,508	$52,411,717
Class B	81,129	1,322,680	118,211	1,767,236
Class C	633,269	10,315,077	854,671	12,772,695
Class I	5,977,610	96,826,874	6,088,266	90,937,591
Class R1	1,686	27,494	1,854	27,752
Class R2	49,539	807,295	58,157	872,953
Class R3	79,740	1,295,414	78,947	1,186,355
Class R4	172,792	2,803,937	228,405	3,421,763
Class R5	609,262	9,887,714	412,758	6,182,998
	9,965,124	$161,603,765	11,359,777	$169,581,060

Shares reacquired
Class A	(14,610,120)	$(236,698,972)	(39,861,850)	$(596,139,952)
Class B	(299,371)	(4,864,121)	(643,094)	(9,608,761)
Class C	(2,489,954)	(40,439,174)	(4,620,183)	(68,935,782)
Class I	(26,566,661)	(429,574,340)	(52,568,777)	(783,893,004)
Class R1	(2,197)	(35,698)	(11,458)	(171,059)
Class R2	(196,118)	(3,191,708)	(223,974)	(3,364,581)
Class R3	(365,449)	(5,928,772)	(418,794)	(6,292,748)
Class R4	(2,809,584)	(45,131,019)	(1,101,110)	(16,437,348)
Class R5	(392,921)	(6,368,574)	(10,158,946)	(153,946,102)
	(47,732,375)	$(772,232,378)	(109,608,186)	$(1,638,789,337)

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/13		Year ended 7/31/12
	Shares	Amount	Shares	Amount
Net change
Class A	16,178,486	$261,827,020	5,943,309	$88,523,099
Class B	553,553	9,000,585	600,986	9,080,106
Class C	5,230,899	85,078,558	5,211,109	78,594,615
Class I	53,895,156	868,775,478	91,581,341	1,376,953,185
Class R1	9,535	155,564	26,631	406,967
Class R2	353,881	5,753,599	780,406	11,685,488
Class R3	761,113	12,342,085	1,658,958	24,425,480
Class R4	(209,366)	(3,092,080)	3,862,928	58,344,924
Class R5	4,461,714	71,928,263	8,924,841	132,299,405
	81,234,971	$1,311,769,072	118,590,509	$1,780,313,269

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund and MFS Growth Allocation Fund were the owners of record of approximately 2% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Redesignation of Class W to Class R5 – On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an

Notes to Financial Statements (unaudited) – continued

agreed upon spread. For the six months ended January 31, 2013, the fund’s commitment fee and interest expense were $16,791 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	281,155,526	1,245,606,200	(907,287,632)	619,474,094

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$351,865	$619,474,094

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

January 31, 2013

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

EML-SEM

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

Global financial markets began 2013 with greater optimism. U.S. and Asian economic trends have turned more positive. Europe continues to struggle through its economic slump. However, even there, sentiment has improved. The U.S. Congress averted its year-end fiscal cliff, but a degree of uncertainty remains regarding upcoming negotiations over spending cuts and the debt ceiling. The U.S. Federal Reserve Board is continuing its accommodative monetary easing, while the U.S. housing and job markets have made steady gains. Corporate profits have been resilient, and investors have demonstrated increased tolerance for risk.

Overseas, the eurozone remains in a broad contraction, with economic output receding in France as well as Italy and Spain. However, large-scale early repayments of European Central

Bank loans by banks and Germany’s strong rebound in manufacturing activity are encouraging signs. In Asia, both China and Japan appear to be in the early stages of a turnaround. China’s economic activity has picked up from last year’s relative slowdown, and Japan’s sharp devaluation of the yen, an important anti-deflationary measure, seems to be having its desired impact: Japanese stocks have soared, corporate profits are rising and confidence is returning among consumers, businesses and investors.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 18, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Bond exposure (i)

Issuer country weightings of bonds (i)(x)
Brazil	14.9%
Russia	13.4%
Turkey	11.3%
Mexico	11.3%
Indonesia	7.6%
Poland	7.3%
South Africa	7.0%
Hungary	4.9%
Malaysia	4.5%
Other Countries	17.8%

Fixed income sectors (i)
Sovereign Emerging Markets	85.9%
Corporate Bonds	10.8%
Other Government Entity-Emerging Markets Quasi Government	6.8%
Sovereign Developed Markets Hedge (t)	(0.4)%
U.S. Government Securities Hedge (t)	(1.4)%

Currency exposure (i)(y)

Currency exposure weightings (i)(y)
Mexican Peso	12.9%
Russian Ruble	12.7%
Brazilian Real	10.6%
Malaysian Ringgit	10.0%
Turkish Lira	9.6%
Polish Zloty	8.8%
South African Rand	7.6%
Indonesian Rupiah	5.8%
Hungarian Furint	4.8%
Other Countries	17.2%

Portfolio facts (i)
Average Duration (d)	5.8
Average Effective Maturity (m)	9.1 yrs.

2

Portfolio Composition – continued

Composition including fixed income credit quality (a)(i)
AA	1.3%
A	15.6%
BBB	41.1%
BB	12.0%
B	5.8%
Not Rated	25.9%
Cash & Other	(1.7)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds German Euro bond futures contracts and purchased put options on U.S. Treasury futures contracts with a bond equivalent exposure of (1.8)%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 1/31/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2012 through January 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2012 through January 31, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/12	Ending Account Value 1/31/13	Expenses Paid During Period (p) 8/01/12-1/31/13
A	Actual	1.25%	$1,000.00	$1,071.33	$6.53
	Hypothetical (h)	1.25%	$1,000.00	$1,018.90	$6.36
B	Actual	2.00%	$1,000.00	$1,068.41	$10.43
	Hypothetical (h)	2.00%	$1,000.00	$1,015.12	$10.16
C	Actual	2.00%	$1,000.00	$1,068.41	$10.43
	Hypothetical (h)	2.00%	$1,000.00	$1,015.12	$10.16
I	Actual	1.00%	$1,000.00	$1,073.68	$5.23
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R1	Actual	2.00%	$1,000.00	$1,067.32	$10.42
	Hypothetical (h)	2.00%	$1,000.00	$1,015.12	$10.16
R2	Actual	1.50%	$1,000.00	$1,071.04	$7.83
	Hypothetical (h)	1.50%	$1,000.00	$1,017.64	$7.63
R3	Actual	1.25%	$1,000.00	$1,072.36	$6.53
	Hypothetical (h)	1.25%	$1,000.00	$1,018.90	$6.36
R4	Actual	1.00%	$1,000.00	$1,073.68	$5.23
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R5	Actual	0.99%	$1,000.00	$1,033.72	$1.71	(i)
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, December 3, 2012, through the stated period end.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 92.9%
Issuer	Shares/Par		Value ($)
Brazil - 5.9%
Banco do Brasil S.A., 6.25%, 2049 (z)		$200,000	$198,500
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022		200,000	220,000
Federative Republic of Brazil, 6%, 2016	BRL	197,349	105,640
Federative Republic of Brazil, 10%, 2017	BRL	1,632,000	851,220
Federative Republic of Brazil, 6%, 2022	BRL	8,970	5,179
Marfrig Holding Europe B.V., 9.875%, 2017 (z)		$200,000	197,000
Minerva Luxembourg S.A., 7.75%, 2023 (z)		200,000	205,000
Notas do Tesouro Nacional, 10%, 2021	BRL	1,646,000	852,089
Qgog Constellation S.A., 6.25%, 2019 (n)		$200,000	211,000

			$2,845,628
Canada - 0.7%
First Quantum Minerals Ltd., 7.25%, 2019 (n)		$200,000	$203,500
IAMGOLD Corp., 6.75%, 2020		113,000	110,740

			$314,240
Chile - 0.2%
Automotores Gildemeister S.A., 8.25%, 2021		$100,000	$111,000

China - 0.4%
Hyva Global B.V., 8.625%, 2016		$200,000	$194,000

Colombia - 3.9%
Bancolombia S.A., 5.125%, 2022		$100,000	$103,500
Empresa de Telecomunicaciones de Bogota S.A., 7%, 2023 (z)	COP	200,000,000	117,156
Titulos de Tesoreria, 7.5%, 2026	COP	2,490,600,000	1,662,635

			$1,883,291
Cote d’Ivoire - 0.5%
Ivory Coast, 7.099%, 2032		$240,000	$229,200

Dominican Republic - 0.4%
Banco de Reservas de La Republica Dominicana, 7%, 2023 (z)		$200,000	$202,500

Guatemala - 0.5%
Industrial Senior Trust Co., 5.5%, 2022		$220,000	$222,200

Hungary - 4.7%
Republic of Hungary, 8%, 2015	HUF	48,210,000	$235,547
Republic of Hungary, 7.75%, 2015	HUF	23,310,000	114,106

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Hungary - continued
Republic of Hungary, 5.5%, 2016	HUF	102,530,000	$476,799
Republic of Hungary, 6.75%, 2017	HUF	134,800,000	648,608
Republic of Hungary, 7.5%, 2020	HUF	37,550,000	190,092
Republic of Hungary, 6%, 2023	HUF	134,260,000	601,813

			$2,266,965
Indonesia - 7.5%
Republic of Indonesia, 11.6%, 2018	IDR	584,000,000	$79,152
Republic of Indonesia, 12.8%, 2021	IDR	855,000,000	131,970
Republic of Indonesia, 8.25%, 2021	IDR	2,234,000,000	274,976
Republic of Indonesia, 7%, 2022	IDR	2,150,000,000	247,956
Republic of Indonesia, 8.375%, 2026	IDR	5,556,000,000	686,461
Republic of Indonesia, 7%, 2027	IDR	5,900,000,000	652,078
Republic of Indonesia, 9.5%, 2031	IDR	1,213,000,000	165,799
Republic of Indonesia, 8.25%, 2032	IDR	10,550,000,000	1,289,786
Republic of Indonesia, 6.625%, 2033	IDR	800,000,000	84,939

			$3,613,117
Jamaica - 0.4%
Digicel Group Ltd., 8.25%, 2017		$200,000	$212,000

Kazakhstan - 0.4%
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 2017		$170,000	$188,275

Malaysia - 4.5%
Government of Malaysia, 4.262%, 2016	MYR	950,000	$317,176
Government of Malaysia, 4.24%, 2018	MYR	694,000	233,359
Government of Malaysia, 4.378%, 2019	MYR	118,000	40,133
Government of Malaysia, 4.16%, 2021	MYR	1,885,000	632,661
Government of Malaysia, 3.418%, 2022	MYR	172,000	54,939
Government of Malaysia, 4.392%, 2026	MYR	468,000	162,037
Government of Malaysia, 4.498%, 2030	MYR	155,000	54,031
Government of Malaysia, 4.232%, 2031	MYR	461,000	155,084
Government of Malaysia, 4.127%, 2032	MYR	1,566,000	517,997

			$2,167,417
Mexico - 11.2%
America Movil S.A.B. de C.V., 6.45%, 2022	MXN	2,000,000	$166,752
BBVA Bancomer S.A. de C.V., 6.75%, 2022		$162,000	188,730
CEMEX Finance LLC, 9.5%, 2016		200,000	213,500
CEMEX S.A.B. de C.V., 9.25%, 2020		86,000	92,450
Petroleos Mexicanos, 7.65%, 2021	MXN	4,230,000	370,948
United Mexican States, 7%, 2014	MXN	5,700,000	463,387
United Mexican States, 8%, 2015	MXN	3,680,000	315,911

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mexico - continued
United Mexican States, 7.25%, 2016	MXN	2,800,000	$240,199
United Mexican States, 7.75%, 2017	MXN	7,050,000	627,568
United Mexican States, 8%, 2020	MXN	7,460,000	702,935
United Mexican States, 8%, 2023	MXN	2,800,000	272,018
United Mexican States, 8.5%, 2029	MXN	6,050,000	614,272
United Mexican States, 7.75%, 2031	MXN	2,300,000	218,033
United Mexican States, 10%, 2036	MXN	2,350,000	274,661
United Mexican States, 8.5%, 2038	MXN	3,720,000	383,189
United Mexican States, 7.75%, 2042	MXN	2,700,000	258,129

			$5,402,682
Nigeria - 4.2%
Afren PLC, 10.25%, 2019		$200,000	$236,000
Federal Republic of Nigeria, 7%, 2019	NGN	133,260,000	688,305
Federal Republic of Nigeria, 16.39%, 2022	NGN	137,580,000	1,126,291

			$2,050,596
Paraguay - 0.5%
Telefonica Celular del Paraguay S.A., 6.75%, 2022 (z)		$200,000	$217,000

Peru - 2.5%
Ajecorp B.V., 6.5%, 2022 (n)		$150,000	$165,000
Banco de Credito del Peru, FRN, 6.125%, 2027		82,000	90,815
Corporacion Azucarera del Peru S.A., 6.375%, 2022		104,000	111,800
Corporacion Pesquera Inca S.A.C., 9%, 2017 (n)		103,000	108,665
Republic of Peru, 6.95%, 2031	PEN	363,000	177,237
Republic of Peru, 6.9%, 2037	PEN	440,000	217,182
Republic of Peru, 6.9%, 2037	PEN	706,000	348,479

			$1,219,178
Philippines - 0.7%
Republic of Philippines, 3.9%, 2022	PHP	12,000,000	$317,070

Poland - 7.2%
Government of Poland, 5.25%, 2017	PLN	2,531,000	$884,605
Government of Poland, 5.5%, 2019	PLN	691,000	249,546
Government of Poland, 5.25%, 2020	PLN	1,920,000	687,019
Government of Poland, 5.75%, 2021	PLN	506,000	186,967
Government of Poland, 5.75%, 2022	PLN	3,989,000	1,485,745

			$3,493,882
Russia - 13.0%
Alfa Bank, 7.5%, 2019 (n)		$200,000	$217,000
Brunswick Rail Finance Ltd., 6.5%, 2017 (n)		200,000	213,750

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Russia - continued
Credit Suisse First Boston (Russian Federation, CLN), 7.4%, 2017 (z)	RUB	32,000,000	$1,117,850
Credit Suisse Group (Russian Federation, CLN), 8.15%, 2027 (z)	RUB	17,224,000	636,832
Credit Suisse Group (Russian Federation, CLN), 8.15%,2027 (z)	RUB	11,000,000	406,709
Deutsche Bank (Russian Federation, CLN), 7.5%, 2018 (n)	RUB	35,000,000	1,236,615
Deutsche Bank (Russian Federation, CLN), 8.15%, 2027 (z)	RUB	24,000,000	887,365
Evraz Group S.A., 9.5%, 2018		$200,000	231,602
Gazprombank OJSC, 8.617%, 2015	RUB	13,800,000	476,480
OJSC Russian Agricultural Bank, 7.5%, 2013	RUB	13,800,000	459,126
SIBUR Securities Ltd., 3.914%, 2018 (z)		$200,000	199,033
VimpelCom Ltd., 7.504%, 2022		200,000	228,000

			$6,310,362
Slovenia - 0.4%
Republic of Slovenia, 5.5%, 2022		$200,000	$207,250

South Africa - 6.8%
Republic of South Africa, 8%, 2018	ZAR	8,831,000	$1,081,605
Republic of South Africa, 7.25%, 2020	ZAR	1,422,000	166,813
Republic of South Africa, 6.75%, 2021	ZAR	1,670,000	189,609
Republic of South Africa, 5.5%, 2023	ZAR	622,130	101,712
Republic of South Africa, 10.5%, 2026	ZAR	2,851,000	405,415
Republic of South Africa, 7%, 2031	ZAR	2,163,000	221,303
Republic of South Africa, 6.25%, 2036	ZAR	1,458,000	130,274
Transnet Ltd., 9.25%, 2017	ZAR	5,000,000	617,075
Transnet Ltd., 10.5%, 2020	ZAR	3,000,000	392,710

			$3,306,516
Thailand - 4.2%
Kingdom of Thailand, 5.25%, 2014	THB	20,000,000	$690,590
Kingdom of Thailand, 3.45%, 2019	THB	4,600,000	155,193
Kingdom of Thailand, 3.875%, 2019	THB	6,695,000	231,033
Kingdom of Thailand, 3.65%, 2021	THB	19,163,000	646,898
Kingdom of Thailand, 3.58%, 2027	THB	3,130,000	99,616
Kingdom of Thailand, 4.875%, 2029	THB	2,856,000	104,135
Kingdom of Thailand, 3.775%, 2032	THB	2,503,000	79,065

			$2,006,530
Turkey - 11.1%
Akbank TAS, 7.5%, 2018 (z)	TRY	476,000	$273,353
Repubic of Turkey, 0%, 2013	TRY	825,000	452,801
Republic of Turkey, 10%, 2015	TRY	790,000	488,262

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Turkey - continued
Republic of Turkey, 9%, 2016	TRY	3,066,000	$1,879,260
Republic of Turkey, 10.5%, 2020	TRY	803,000	555,194
Republic of Turkey, 9.5%, 2022	TRY	1,909,000	1,287,646
Republic of Turkey, 3%, 2022	TRY	353,871	236,920
Turkiye Vakiflar Bankasi, 6%, 2022 (n)		$200,000	208,130

			$5,381,566
Venezuela - 1.1%
Petroleos de Venezuela S.A., 5.125%, 2016		$100,000	$87,000
Petroleos de Venezuela S.A., 8.5%, 2017		85,000	83,300
Republic of Venezuela, 12.75%, 2022		204,000	244,800
Republic of Venezuela, 9.25%, 2027		19,000	19,333
Republic of Venezuela, 11.95%, 2031		100,000	114,750

			$549,183
Total Bonds (Identified Cost, $43,321,281)			$44,911,648

Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
U.S. Treasury Notes 30 Year Futures - February 2013 @ $146 (Premiums Paid, $7,293)		6	$17,344

	Par Amount of Contracts
Call Options Purchased - 0.0%
MXN Currency - March 2013 @ $0.0781 (Premiums Paid, $4,821)	MXN	5,274,000	$5,290

Issuer	Shares/Par
Money Market Funds - 3.5%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)		1,679,381	$1,679,381
Total Investments (Identified Cost, $45,012,776)			$46,613,663

Other Assets, Less Liabilities - 3.6%			1,752,513
Net Assets - 100.0%			$48,366,176

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,563,660 representing 5.3% of net assets.

10

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Akbank TAS, 7.5%, 2018	1/30/13	$269,269	$273,353
Banco de Reservas de La Republica Dominicana, 7%, 2023	1/25/13	198,258	202,500
Banco do Brasil S.A., 6.25%, 2049	1/24/13	200,000	198,500
Credit Suisse First Boston (Russian Federation, CLN), 7.4%, 2017	6/29/12	968,926	1,117,850
Credit Suisse Group (Russian Federation, CLN), 8.15%, 2027	11/9/12	365,769	406,709
Credit Suisse Group (Russian Federation, CLN), 8.15%, 2027	12/6/12-1/9/13	621,258	636,832
Deutsche Bank (Russian Federation, CLN), 8.15%, 2027	11/14/12-1/9/13	817,952	887,365
Empresa de Telecomunicaciones de Bogota S.A., 7%, 2023	1/10/13-1/11/13	116,319	117,156
Marfrig Holding Europe B.V., 9.875%, 2017	1/16/13	200,000	197,000
Minerva Luxembourg S.A., 7.75%, 2023	1/17/13	196,603	205,000
SIBUR Securities Ltd., 3.914%, 2018	1/24/13	200,000	199,033
Telefonica Celular del Paraguay S.A., 6.75%, 2022	1/30/13	220,500	217,000
Total Restricted Securities			$4,658,298
% of Net assets			9.6%

The following abbreviations are used in this report and are defined:

CDI	Interbank Deposit Certificates
CLN	Credit-Linked Note
COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah

11

Portfolio of Investments (unaudited) – continued

INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
RON	Romanian Leu
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 1/31/13

Forward Foreign Currency Exchange Contracts at 1/31/13

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Citibank N.A.	663,000	2/04/13	$317,228	$332,943	$15,715
BUY	BRL	Goldman Sachs International	116,000	2/04/13	56,649	58,252	1,603
BUY	BRL	JPMorgan Chase Bank N.A.	856,000	2/04/13	406,596	429,859	23,263
BUY	BRL	UBS AG	10,421,227	2/04/13	4,981,181	5,233,247	252,066
SELL	BRL	UBS AG	9,160,227	2/04/13	4,610,744	4,600,009	10,735
BUY	COP	Barclays Bank PLC	47,608,250	2/04/13	26,791	26,815	24
BUY	COP	Barclays Bank PLC	268,328,750	2/04/13	151,116	151,136	20
BUY	COP	Deutsche Bank AG	435,234,000	2/04/13	238,726	245,146	6,420
BUY	COP	JPMorgan Chase Bank N.A.	1,149,434,000	2/04/13	645,631	647,419	1,788
BUY	COP	UBS AG	776,444,000	2/04/13	435,888	437,332	1,444
SELL	COP	Barclays Bank PLC	315,937,000	2/04/13	179,204	177,952	1,253
SELL	COP	JPMorgan Chase Bank N.A.	834,872,000	2/04/13	470,298	470,242	56
BUY	EUR	JPMorgan Chase Bank N.A.	411,000	4/15/13	537,611	558,268	20,657

12

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/13 – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	HUF	JPMorgan Chase Bank N.A.	26,644,034	2/25/13	$123,350	$123,324	$26
BUY	IDR	Barclays Bank PLC	482,787,000	2/14/13	49,039	49,514	475
BUY	IDR	JPMorgan Chase Bank N.A.	4,020,491,000	2/11/13- 2/14/13	410,110	412,468	2,358
BUY	INR	JPMorgan Chase Bank N.A.	25,098,000	2/22/13- 2/25/13	465,028	470,019	4,991
SELL	KRW	UBS AG	137,342,000	2/21/13	128,610	125,993	2,617
BUY	MXN	Barclays Bank PLC	157,000	2/05/13	12,271	12,348	77
BUY	MXN	Citibank N.A.	2,888,000	3/08/13	225,120	226,418	1,298
BUY	MXN	JPMorgan Chase Bank N.A.	10,825,778	2/05/13	849,687	851,445	1,758
BUY	MXN	Merrill Lynch International Bank	674,000	2/05/13	52,537	53,010	473
BUY	MXN	UBS AG	5,033,000	2/05/13	393,228	395,844	2,616
SELL	MXN	Citibank N.A.	3,464,780	2/14/13	273,000	272,251	749
SELL	MXN	JPMorgan Chase Bank N.A.	3,091,614	2/14/13	243,291	242,929	362
SELL	MYR	Barclays Bank PLC	420,000	2/05/13	135,646	135,179	467
SELL	MYR	Credit Suisse Group	1,772,449	2/05/13	572,441	570,470	1,971
SELL	MYR	Goldman Sachs International	1,011,000	2/05/13	326,519	325,394	1,125
SELL	MYR	JPMorgan Chase Bank N.A.	8,178,714	2/05/13	2,657,596	2,632,351	25,245
BUY	NGN	Barclays Bank PLC	12,207,000	2/11/13	75,352	77,464	2,112
SELL	PEN	Barclays Bank PLC	778,966	4/23/13	305,297	301,661	3,636
BUY	PHP	JPMorgan Chase Bank N.A.	3,532,000	2/12/13	86,062	86,814	752

13

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/13 – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	PLN	Citibank N.A.	342,412	2/25/13	$108,659	$110,536	$1,877
BUY	PLN	JPMorgan Chase Bank N.A.	1,304,460	3/14/13	420,035	420,413	378
SELL	PLN	JPMorgan Chase Bank N.A.	747,588	2/25/13	241,461	241,333	128
BUY	RON	JPMorgan Chase Bank N.A.	2,248,000	3/14/13- 4/18/13	683,153	690,969	7,816
BUY	RUB	Barclays Bank PLC	2,043,000	2/11/13	67,412	67,996	584
BUY	RUB	Citibank N.A.	1,553,000	2/11/13	51,095	51,687	592
BUY	RUB	JPMorgan Chase Bank N.A.	63,904,234	2/11/13- 3/25/13	2,107,552	2,114,327	6,775
BUY	THB	JPMorgan Chase Bank N.A.	36,998,985	2/28/13- 4/17/13	1,229,444	1,237,031	7,587
BUY	TRY	Barclays Bank PLC	835,769	2/13/13	471,701	474,482	2,781
BUY	TRY	Citibank N.A.	48,000	4/15/13	26,800	27,049	249
BUY	TRY	Goldman Sachs International	562,000	4/15/13	315,307	316,695	1,388
BUY	TRY	JPMorgan Chase Bank N.A.	244,000	4/15/13	136,783	137,497	714
BUY	ZAR	Barclays Bank PLC	2,113,345	4/15/13	233,803	234,025	222
BUY	ZAR	Citibank N.A.	3,092,435	4/15/13	339,620	342,446	2,826
BUY	ZAR	JPMorgan Chase Bank N.A.	2,789,599	4/15/13	304,621	308,911	4,290
SELL	ZAR	JPMorgan Chase Bank N.A.	3,738,000	4/15/13	427,547	413,934	13,613
SELL	ZAR	UBS AG	1,363,000	4/15/13	151,778	150,934	844

							$440,816

Liability Derivatives
BUY	BRL	Citibank N.A.	1,126,445	2/04/13	$566,537	$565,669	$(868)
BUY	BRL	Deutsche Bank AG	267,000	2/04/13	134,286	134,080	(206)
BUY	BRL	Goldman Sachs International	7,000	2/04/13	3,521	3,515	(6)
BUY	BRL	JPMorgan Chase Bank N.A.	1,175,389	2/04/13	591,153	590,247	(906)
BUY	BRL	UBS AG	6,584,393	2/04/13- 3/04/13	3,305,872	3,296,890	(8,982)
SELL	BRL	Citibank N.A.	1,789,445	2/04/13	869,000	898,609	(29,609)
SELL	BRL	Deutsche Bank AG	267,000	2/04/13	125,204	134,080	(8,876)

14

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/13 – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	BRL	Goldman Sachs International	123,000	2/04/13	$57,544	$61,767	$(4,223)
SELL	BRL	JPMorgan Chase Bank N.A.	2,031,389	2/04/13	976,576	1,020,106	(43,530)
SELL	BRL	UBS AG	1,529,000	2/04/13	723,170	767,821	(44,651)
BUY	COP	Barclays Bank PLC	146,497,000	2/28/13	82,394	82,355	(39)
BUY	COP	JPMorgan Chase Bank N.A.	204,038,750	2/04/13	115,000	114,925	(75)
SELL	COP	Barclays Bank PLC	47,608,250	2/28/13	26,736	26,764	(28)
SELL	COP	Deutsche Bank AG	435,234,000	2/04/13	245,113	245,146	(33)
SELL	COP	JPMorgan Chase Bank N.A.	518,600,750	2/04/13	292,063	292,102	(39)
SELL	COP	UBS AG	776,444,000	2/04/13	435,886	437,332	(1,446)
SELL	CZK	Barclays Bank PLC	1,461	4/15/13	75	77	(2)
SELL	EUR	Barclays Bank PLC	86,000	4/15/13	112,794	116,815	(4,021)
SELL	EUR	Goldman Sachs International	64,000	4/15/13	84,569	86,932	(2,363)
BUY	HUF	Goldman Sachs International	21,857,000	2/25/13	101,285	101,167	(118)
BUY	HUF	JPMorgan Chase Bank N.A.	75,002,000	2/25/13	347,612	347,152	(460)
SELL	HUF	Goldman Sachs International	80,252,784	2/25/13	361,106	371,456	(10,350)
SELL	IDR	JPMorgan Chase Bank N.A.	12,717,032,104	2/11/13- 2/14/13	1,294,318	1,304,524	(10,206)
BUY	KRW	JPMorgan Chase Bank N.A.	225,251,000	2/21/13	209,419	206,637	(2,782)

15

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/13 – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	KRW	JPMorgan Chase Bank N.A.	87,728,000	2/21/13	$80,164	$80,479	$(315)
BUY	MXN	Barclays Bank PLC	1,628,000	4/15/13	127,366	127,153	(213)
BUY	MXN	Citibank N.A.	1,563,000	3/08/13	123,002	122,538	(464)
BUY	MXN	UBS AG	28,875,235	2/14/13-3/22/13	2,279,823	2,267,593	(12,230)
SELL	MXN	Citibank N.A.	16,689,778	2/05/13	1,308,000	1,312,647	(4,647)
SELL	MXN	HSBC Bank	5,959,231	2/14/13	468,000	468,257	(257)
SELL	MXN	JPMorgan Chase Bank N.A.	8,795,778	4/05/13	687,116	687,659	(543)
BUY	MYR	Barclays Bank PLC	420,000	2/05/13	139,294	135,179	(4,115)
BUY	MYR	Credit Suisse Group	1,772,449	2/05/13	579,724	570,470	(9,254)
BUY	MYR	Goldman Sachs International	1,011,000	2/05/13	333,377	325,394	(7,983)
BUY	MYR	JPMorgan Chase Bank N.A.	15,576,669	2/05/13-3/04/13	5,053,137	5,008,838	(44,299)
BUY	MYR	Merrill Lynch International Bank	727,000	3/14/13	239,934	233,375	(6,559)
SELL	NGN	JPMorgan Chase Bank N.A.	7,504,000	2/11/13	47,389	47,619	(230)
SELL	PHP	JPMorgan Chase Bank N.A.	4,374,000	2/12/13	107,440	107,510	(70)
BUY	PLN	Citibank N.A.	722,080	2/25/13	234,268	233,098	(1,170)
BUY	PLN	JPMorgan Chase Bank N.A.	1,282,017	3/14/13	413,181	413,180	(1)
SELL	PLN	Citibank N.A.	732,536	2/25/13	232,699	236,474	(3,775)
SELL	RON	JPMorgan Chase Bank N.A.	690,000	3/14/13	212,210	212,547	(337)
SELL	RUB	Credit Suisse Group	33,912,980	2/11/13	1,113,468	1,128,699	(15,231)
SELL	RUB	Deutsche Bank AG	7,041,450	2/11/13	230,000	234,355	(4,355)

16

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/13 – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	RUB	JPMorgan Chase Bank N.A.	3,055,000	2/11/13	$100,444	$101,677	$(1,233)
SELL	TRY	Barclays Bank PLC	886,681	2/13/13-4/15/13	499,765	501,659	(1,894)
SELL	TRY	Goldman Sachs International	144,000	4/15/13	80,297	81,146	(849)
SELL	TRY	JPMorgan Chase Bank N.A.	1,746,587	4/15/13	970,369	984,225	(13,856)
BUY	ZAR	Barclays Bank PLC	1,180,900	4/15/13	135,865	130,769	(5,096)
SELL	ZAR	Merrill Lynch International Bank	1,225,000	4/15/13	134,211	135,653	(1,442)

							$(314,237)

Futures Contracts Outstanding at 1/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
German Euro Bond (Short)	EUR	1	$141,900	March - 2013	$441

Swap Agreements at 1/31/13

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps
1/02/14	BRL	550,000	JPMorgan Chase Bank	10.41% (fixed rate)	CDI (floating rate)	$11,819
1/02/14	BRL	500,000	JPMorgan Chase Bank	8.03% (fixed rate)	CDI (floating rate)	2,405
1/02/14	BRL	600,000	JPMorgan Chase Bank	9.45% (fixed rate)	CDI (floating rate)	8,891
1/02/15	BRL	270,000	JPMorgan Chase Bank	8.70% (fixed rate)	CDI (floating rate)	2,575
1/02/15	BRL	1,000,000	JPMorgan Chase Bank	8.36% (fixed rate)	CDI (floating rate)	5,561
1/02/15	BRL	600,000	JPMorgan Chase Bank	8.21% (fixed rate)	CDI (floating rate)	2,475
1/02/17	BRL	1,800,000	JPMorgan Chase Bank	9.62% (fixed rate)	CDI (floating rate)	30,716
1/02/17	BRL	340,000	JPMorgan Chase Bank	10.325% (fixed rate)	CDI (floating rate)	9,419
1/02/17	BRL	300,000	JPMorgan Chase Bank	9.95% (fixed rate)	CDI (floating rate)	6,595
1/02/17	BRL	200,000	JPMorgan Chase Bank	9.24% (fixed rate)	CDI (floating rate)	2,268
1/02/17	BRL	900,000	JPMorgan Chase Bank	9.14% (fixed rate)	CDI (floating rate)	8,672

17

Portfolio of Investments (unaudited) – continued

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value

Asset Derivatives – continued
1/02/17	BRL	800,000	JPMorgan Chase Bank	10.455% (fixed rate)	CDI (floating rate)	$23,566
1/02/17	BRL	800,000	JPMorgan Chase Bank	8.5982% (fixed rate)	CDI (floating rate)	577
1/04/21	BRL	650,000	JPMorgan Chase Bank	10.12% (fixed rate)	CDI (floating rate)	12,081
1/04/21	BRL	400,000	JPMorgan Chase Bank	9.43% (fixed rate)	CDI (floating rate)	2,126
1/04/21	BRL	500,000	JPMorgan Chase Bank	9.53% (fixed rate)	CDI (floating rate)	3,196

						$132,942

Liability Derivatives
Interest Rate Swaps
1/02/17	BRL	600,000	JPMorgan Chase Bank	8.30% (fixed rate)	CDI (floating rate)	$(2,440)
1/04/21	BRL	600,000	JPMorgan Chase Bank	9.03% (fixed rate)	CDI (floating rate)	(1,942)
1/04/21	BRL	500,000	JPMorgan Chase Bank	9.08% (fixed rate)	CDI (floating rate)	(1,432)
1/04/21	BRL	700,000	JPMorgan Chase Bank	8.91% (fixed rate)	CDI (floating rate)	(4,272)
1/04/21	BRL	100,000	JPMorgan Chase Bank	9.04% (fixed rate)	CDI (floating rate)	(363)

						$(10,449)

At January 31, 2013, the fund had cash collateral of $2,701 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statements of Assets and Liabilities.

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $43,333,395)	$44,934,282
Underlying affiliated funds, at cost and value	1,679,381
Total investments, at value (identified cost, $45,012,776)	$46,613,663
Cash	303,739
Restricted cash	2,701
Receivables for
Forward foreign currency exchange contracts	440,816
Investments sold	704,243
Fund shares sold	1,520,162
Interest	731,686
Swaps, at value	132,942
Receivable from investment adviser	12,842
Other assets	590
Total assets	$50,463,384
Liabilities
Payable to custodian	$127,848
Payables for
Distributions	23,915
Forward foreign currency exchange contracts	314,237
Daily variation margin on open futures contracts	638
Investments purchased	1,538,860
Fund shares reacquired	14,557
Swaps, at value	10,449
Payable to affiliates
Shareholder servicing costs	1,048
Distribution and service fees	206
Payable for independent Trustees’ compensation	159
Accrued expenses and other liabilities	65,291
Total liabilities	$2,097,208
Net assets	$48,366,176
Net assets consist of
Paid-in capital	$46,395,763
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,839,190
Accumulated net realized gain (loss) on investments and foreign currency	92,050
Undistributed net investment income	39,173
Net assets	$48,366,176
Shares of beneficial interest outstanding	4,658,909

19

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$8,499,278	819,204	$10.38
Class B	431,892	41,602	10.38
Class C	1,033,371	99,526	10.38
Class I	37,843,891	3,644,857	10.38
Class R1	107,393	10,342	10.38
Class R2	108,134	10,414	10.38
Class R3	130,063	12,527	10.38
Class R4	108,881	10,488	10.38
Class R5	103,273	9,949	10.38

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.90 [100 / 95.25 x $10.38]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

20

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$920,646
Dividends from underlying affiliated funds	7,225
Foreign taxes withheld	(11,662)
Total investment income	$916,209
Expenses
Management fee	$143,731
Distribution and service fees	13,388
Shareholder servicing costs	4,051
Administrative services fee	8,823
Independent Trustees’ compensation	686
Custodian fee	32,553
Shareholder communications	3,121
Audit and tax fees	24,413
Legal fees	302
Registration fees	46,376
Miscellaneous	7,666
Total expenses	$285,110
Fees paid indirectly	(69)
Reduction of expenses by investment adviser	(80,376)
Net expenses	$204,665
Net investment income	$711,544
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$111,239
Swap agreements	215,218
Foreign currency	274,598
Net realized gain (loss) on investments and foreign currency	$601,055
Change in unrealized appreciation (depreciation)
Investments	$1,287,788
Futures contracts	441
Swap agreements	(100,234)
Translation of assets and liabilities in foreign currencies	170,658
Net unrealized gain (loss) on investments and foreign currency translation	$1,358,653
Net realized and unrealized gain (loss) on investments and foreign currency	$1,959,708
Change in net assets from operations	$2,671,252

See Notes to Financial Statements

21

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 1/31/13	Period ended 7/31/12 (c)
Change in net assets	(unaudited)
From operations
Net investment income	$711,544	$464,065
Net realized gain (loss) on investments and foreign currency	601,055	(668,133)
Net unrealized gain (loss) on investments and foreign currency translation	1,358,653	480,537
Change in net assets from operations	$2,671,252	$276,469
Distributions declared to shareholders
From net investment income	$(578,565)	$(398,743)
From tax return of capital	—	(133,844)
Total distributions declared to shareholders	$(578,565)	$(532,587)
Change in net assets from fund share transactions	$19,044,915	$27,484,692
Total change in net assets	$21,137,602	$27,228,574
Net assets
At beginning of period	27,228,574	—
At end of period (including undistributed net investment income of $39,173 and accumulated distributions in excess of net investment income of $93,806, respectively)	$48,366,176	$27,228,574

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2011, through the stated period end.

See Notes to Financial Statements

22

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 1/31/13 (unaudited)		Period ended 7/31/12 (c)

Net asset value, beginning of period	$9.83		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		(0.13)
Total from investment operations	$0.70		$0.12
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.22)
From tax return of capital	—		(0.07)
Total distributions declared to shareholders	$(0.15)		$(0.29)
Net asset value, end of period (x)	$10.38		$9.83
Total return (%) (r)(s)(t)(x)	7.13	(n)	1.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	2.24	(a)
Expenses after expense reductions (f)	1.25	(a)	1.25	(a)
Net investment income	3.51	(a)	2.92	(a)
Portfolio turnover	35	(n)	75	(n)
Net assets at end of period (000 omitted)	$8,499		$1,775

See Notes to Financial Statements

23

Financial Highlights – continued

Class B	Six months ended 1/31/13 (unaudited)		Period ended 7/31/12 (c)

Net asset value, beginning of period	$9.83		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.51		(0.14)
Total from investment operations	$0.66		$0.05
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.16)
From tax return of capital	—		(0.06)
Total distributions declared to shareholders	$(0.11)		$(0.22)
Net asset value, end of period (x)	$10.38		$9.83
Total return (%) (r)(s)(t)(x)	6.74	(n)	0.57	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.39	(a)	3.11	(a)
Expenses after expense reductions (f)	2.00	(a)	2.00	(a)
Net investment income	2.89	(a)	2.18	(a)
Portfolio turnover	35	(n)	75	(n)
Net assets at end of period (000 omitted)	$432		$172

See Notes to Financial Statements

24

Financial Highlights – continued

Class C	Six months ended 1/31/13 (unaudited)		Period ended 7/31/12 (c)

Net asset value, beginning of period	$9.83		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.50		(0.13)
Total from investment operations	$0.66		$0.05
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.16)
From tax return of capital	—		(0.06)
Total distributions declared to shareholders	$(0.11)		$(0.22)
Net asset value, end of period (x)	$10.38		$9.83
Total return (%) (r)(s)(t)(x)	6.74	(n)	0.57	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.39	(a)	3.08	(a)
Expenses after expense reductions (f)	2.00	(a)	2.00	(a)
Net investment income	3.04	(a)	2.14	(a)
Portfolio turnover	35	(n)	75	(n)
Net assets at end of period (000 omitted)	$1,033		$248

See Notes to Financial Statements

25

Financial Highlights – continued

Class I	Six months ended 1/31/13 (unaudited)		Period ended 7/31/12 (c)

Net asset value, beginning of period	$9.83		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		(0.13)
Total from investment operations	$0.71		$0.14
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.23)
From tax return of capital	—		(0.08)
Total distributions declared to shareholders	$(0.16)		$(0.31)
Net asset value, end of period (x)	$10.38		$9.83
Total return (%) (r)(s)(x)	7.26	(n)	1.49	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	2.05	(a)
Expenses after expense reductions (f)	1.00	(a)	1.00	(a)
Net investment income	3.79	(a)	3.14	(a)
Portfolio turnover	35	(n)	75	(n)
Net assets at end of period (000 omitted)	$37,844		$24,630

See Notes to Financial Statements

26

Financial Highlights – continued

Class R1	Six months ended 1/31/13 (unaudited)		Period ended 7/31/12 (c)

Net asset value, beginning of period	$9.83		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		(0.14)
Total from investment operations	$0.66		$0.05
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.16)
From tax return of capital	—		(0.06)
Total distributions declared to shareholders	$(0.11)		$(0.22)
Net asset value, end of period (x)	$10.38		$9.83
Total return (%) (r)(s)(x)	6.74	(n)	0.57	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.43	(a)	3.16	(a)
Expenses after expense reductions (f)	2.00	(a)	2.00	(a)
Net investment income	2.70	(a)	2.20	(a)
Portfolio turnover	35	(n)	75	(n)
Net assets at end of period (000 omitted)	$107		$101

See Notes to Financial Statements

27

Financial Highlights – continued

Class R2	Six months ended 1/31/13 (unaudited)		Period ended 7/31/12 (c)

Net asset value, beginning of period	$9.83		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		(0.13)
Total from investment operations	$0.68		$0.10
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.20)
From tax return of capital	—		(0.07)
Total distributions declared to shareholders	$(0.13)		$(0.27)
Net asset value, end of period (x)	$10.38		$9.83
Total return (%) (r)(s)(x)	7.00	(n)	1.03	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	2.65	(a)
Expenses after expense reductions (f)	1.50	(a)	1.50	(a)
Net investment income	3.21	(a)	2.70	(a)
Portfolio turnover	35	(n)	75	(n)
Net assets at end of period (000 omitted)	$108		$101

See Notes to Financial Statements

28

Financial Highlights – continued

Class R3	Six months ended 1/31/13 (unaudited)		Period ended 7/31/12 (c)

Net asset value, beginning of period	$9.83		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		(0.13)
Total from investment operations	$0.70		$0.12
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.22)
From tax return of capital	—		(0.07)
Total distributions declared to shareholders	$(0.15)		$(0.29)
Net asset value, end of period (x)	$10.38		$9.83
Total return (%) (r)(s)(x)	7.13	(n)	1.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	2.40	(a)
Expenses after expense reductions (f)	1.25	(a)	1.25	(a)
Net investment income	3.49	(a)	2.95	(a)
Portfolio turnover	35	(n)	75	(n)
Net assets at end of period (000 omitted)	$130		$101

See Notes to Financial Statements

29

Financial Highlights – continued

Class R4	Six months ended 1/31/13 (unaudited)		Period ended 7/31/12 (c)

Net asset value, beginning of period	$9.83		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		(0.13)
Total from investment operations	$0.71		$0.14
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.23)
From tax return of capital	—		(0.08)
Total distributions declared to shareholders	$(0.16)		$(0.31)
Net asset value, end of period (x)	$10.38		$9.83
Total return (%) (r)(s)(x)	7.26	(n)	1.49	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	2.15	(a)
Expenses after expense reductions (f)	1.00	(a)	1.00	(a)
Net investment income	3.71	(a)	3.20	(a)
Portfolio turnover	35	(n)	75	(n)
Net assets at end of period (000 omitted)	$109		$101

See Notes to Financial Statements

30

Financial Highlights – continued

	Period ended 1/31/13 (i)
Class R5	(unaudited)
Net asset value, beginning of period	$10.10
Income (loss) from investment operations
Net investment income (d)	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.26	(g)
Total from investment operations	$0.33
Less distributions declared to shareholders
From net investment income	$(0.05)
Net asset value, end of period (x)	$10.38
Total return (%) (r)(s)(x)	3.27	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)
Expenses after expense reductions (f)	0.99	(a)
Net investment income	4.34	(a)
Portfolio turnover	35	(n)
Net assets at end of period (000 omitted)	$103

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For Class R5, the period is from inception, December 3, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

31

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Debt Local Currency Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency

32

Notes to Financial Statements (unaudited) – continued

options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

33

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$17,344	$—	$—	$17,344
Non-U.S. Sovereign Debt	—	35,512,111	—	35,512,111
Foreign Bonds	—	9,399,537	—	9,399,537
Purchased Currency Options	—	5,290	—	5,290
Mutual Funds	1,679,381	—	—	1,679,381
Total Investments	$1,696,725	$44,916,938	$—	$46,613,663

Other Financial Instruments
Futures Contracts	$441	$—	$—	$441
Swap Agreements	—	122,493	—	122,493
Forward Foreign Currency Exchange Contracts	—	126,579	—	126,579

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by foreign corporations and/or foreign governments. The principal value of these debt securities is adjusted through income according to changes in an inflation index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

34

Notes to Financial Statements (unaudited) – continued

are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$441	$—
Interest Rate	Interest Rate Swaps	132,942	(10,449)
Interest Rate	Purchased Interest Rate Options	17,344	—
Foreign Exchange	Forward Foreign Currency Exchange	440,816	(314,237)
Foreign Exchange	Purchased Currency Options	5,290	—
Total		$596,833	$(324,686)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended January 31, 2013 as reported in the Statement of Operations:

Risk	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$215,218	$—	$—
Foreign Exchange	—	398,500	(2,421)
Total	$215,128	$398,500	$(2,421)

35

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended January 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$—	$(100,234)	$—
Foreign Exchange	441	—	165,783
Total	$441	$(100,234)	$165,783

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge

36

Notes to Financial Statements (unaudited) – continued

against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive

37

Notes to Financial Statements (unaudited) – continued

from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on

38

Notes to Financial Statements (unaudited) – continued

the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Hybrid Instruments – The fund invests in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swap agreements, options, futures contracts and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

39

Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/12
Ordinary income (including any short-term capital gains)	$398,743
Tax return of capital (b)	133,844
Total distributions	$532,587

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

40

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/13
Cost of investments	$45,109,261
Gross appreciation	1,897,474
Gross depreciation	(393,072)
Net unrealized appreciation (depreciation)	$1,504,402

As of 7/31/12
Post-October capital loss deferral	(508,817)
Other temporary differences	147,241
Net unrealized appreciation (depreciation)	239,302

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 1/31/13 (i)	Year ended 7/31/12 (c)	Six months ended 1/31/13	Year ended 7/31/12 (c)
Class A	$91,127	$25,277	$—	$8,484
Class B	3,014	2,309	—	775
Class C	5,789	2,789	—	936
Class I	472,310	360,115	—	120,879
Class R1	1,118	1,681	—	564
Class R2	1,381	2,020	—	678
Class R3	1,679	2,191	—	735
Class R4	1,648	2,361	—	793
Class R5	499	—	—	—
Total	$578,565	$398,743	$—	$133,844

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2011, through the stated period end.
(i)	For Class R5, the period is from inception, December 3, 2012, through the stated period end.

41

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2013. For the six months ended January 31, 2013, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended January 31, 2013 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.25%	2.00%	2.00%	1.00%	2.00%	1.50%	1.25%	1.00%	0.99%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2013. For the six months ended January 31, 2013, this reduction amounted to $80,343 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,460 for the six months ended January 31, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

42

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$8,156
Class B	0.75%	0.25%	1.00%	1.00%	1,464
Class C	0.75%	0.25%	1.00%	1.00%	2,836
Class R1	0.75%	0.25%	1.00%	1.00%	523
Class R2	0.25%	0.25%	0.50%	0.50%	262
Class R3	—	0.25%	0.25%	0.25%	147
Total Distribution and Service Fees					$13,388

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD. During the six months ended January 31, 2013, there were no such charges.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2013, the fee was $1,816, which equated to 0.0095% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended January 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,235.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2013 was equivalent to an annual effective rate of 0.0460% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

43

Notes to Financial Statements (unaudited) – continued

compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended January 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $95 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $33, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On November 30, 2012, MFS purchased 9,901 shares of Class R5 for an aggregate amount of $100,000.

At January 31, 2013, MFS held 70%, 100%, 100%, 83%, 100%, and 100% of the outstanding shares of Class I, Class R1, Class R2, Class R3, Class R4, and Class R5, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, aggregated $34,389,027 and $10,155,637, respectively.

44

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/13 (i)		Year ended 7/31/12 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	654,612	$6,509,871	200,922	$1,973,057
Class B	24,473	247,316	19,113	189,577
Class C	76,454	776,739	26,575	262,007
Class I	1,112,980	11,303,879	2,455,704	24,390,334
Class R1	—	—	10,000	100,000
Class R2	—	—	10,000	100,000
Class R3	2,060	20,691	10,000	100,000
Class R4	—	—	10,000	100,000
Class R5	9,901	100,000	—	—
	1,880,480	$18,958,496	2,742,314	$27,214,975
Shares issued to shareholders in reinvestment of distributions
Class A	8,638	$87,497	3,356	$32,658
Class B	221	2,238	316	3,075
Class C	436	4,435	381	3,706
Class I	39,668	400,592	49,509	480,982
Class R1	111	1,118	231	2,245
Class R2	137	1,381	277	2,698
Class R3	166	1,679	301	2,926
Class R4	164	1,648	324	3,154
Class R5	48	499	—	—
	49,589	$501,087	54,695	$531,444

Shares reacquired
Class A	(24,595)	$(248,215)	(23,729)	$(225,717)
Class B	(537)	(5,555)	(1,984)	(19,394)
Class C	(2,592)	(26,560)	(1,728)	(16,616)
Class I	(13,004)	(134,338)	—	—
	(40,728)	$(414,668)	(27,441)	$(261,727)

Net change
Class A	638,655	$6,349,153	180,549	$1,779,998
Class B	24,157	243,999	17,445	173,258
Class C	74,298	754,614	25,228	249,097
Class I	1,139,644	11,570,133	2,505,213	24,871,316
Class R1	111	1,118	10,231	102,245
Class R2	137	1,381	10,277	102,698
Class R3	2,226	22,370	10,301	102,926
Class R4	164	1,648	10,324	103,154
Class R5	9,949	100,499	—	—
	1,889,341	$19,044,915	2,769,568	$27,484,692

45

Notes to Financial Statements (unaudited) – continued

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2011, through the stated period end.
(i)	For Class R5, the period is from inception, December 3, 2012, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2013, the fund’s commitment fee and interest expense were $87 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,768,366	15,489,429	(21,578,414)	1,679,381

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,225	$1,679,381

46

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

47

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2013

*	Print name and title of each signing officer under his or her signature.